DUPREE MUTUAL FUNDS

June 30, 2001
ANNUAL REPORT
TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc., began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the state of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the fund's investment advisor. The fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;
Intermediate Government Bond Series in 1992;
Tennessee Tax-Free Income Series in 1993;
Tennessee Tax-Free Short-to-Medium Series in 1994;
North Carolina Tax-Free Income Series in 1995;
North Carolina Tax-Free Short-to-Medium Series in 1995;
Alabama Tax-Free Income Series in 2000, and
Mississippi Tax-Free Income Series in 2000.

Today, after more than 50 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% "no-load" municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we're doing.

To the Shareholders of
Dupree Mutual Funds
ALABAMA TAX-FREE INCOME SERIES
KENTUCKY TAX-FREE INCOME SERIES
KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
MISSISSIPPI TAX-FREE INCOME SERIES
NORTH CAROLINA TAX-FREE INCOME SERIES
NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
TENNESSEE TAX-FREE INCOME SERIES
TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
INTERMEDIATE GOVERNMENT BOND SERIES

July 1, 2000 - June 30, 2001

Investment Performance:

The Alabama Tax-Free Income Series began the period at a price of $10.31 per share and closed on June 30th at a price of $10.99 with total net assets of $1,296,884. The average effective maturity of this issue is 10.14 years.

The Kentucky Tax-Free Income Series began the period at a price of $7.22 per share with net assets of $416,957,445. On June 30th its price per share was $7.41 and total net assets were $467,235,702. There was no capital gains distribution accrued during the period.

The Kentucky Tax-Free Short-to-Medium Series began the period at $5.09 per share with total net assets of $51,205,495. On June 30th the price per share was $5.22 and total net assets were $55,554,647. There was no capital gains distribution accrued during the period.

The Mississippi Tax-Free Income Series began the period at a price of $10.35 per share and closed on June 30th at a price of $10.83 with total net assets of $816,120. The average effective maturity of this issue is 10.19 years.

The North Carolina Tax-Free Income Series began the period at a price of $10.21 and assets of $21,660,179. On June 30th the price was $10.63 with total net assets of $25,945,400.

The North Carolina Tax-Free Short-to-Medium Series began the period at a price of $9.94 and assets of $4,246,351. On June 30th the price was $10.25 with total net assets of $4,874,918. There was no capital gains distribution accrued during the period.

The Tennessee Tax-Free Income Series began the period at $10.32 with total assets of $40,524,301. On June 30th the price per share was $10.72 and total net assets were $45,034,953.

The Tennessee Tax-Free Short-to-Medium Series began the period at a price of $10.18 per share with total net assets of $6,415,480. On June 30th the price per share was $10.35 with total net assets of $7,216,251.

The Intermediate Government Bond Series began the period at $9.43 per share and ended the year at $9.83. Total net assets at the beginning of the period were $10,167,292 and at the end of the period were $11,056,717.

The Outlook:

It is interesting to compare the financial situation today with a year ago. Last year the Fed Fund rate was at 6.50% and the stock market was showing the first signs of weakness. This year, after six cuts, the Fed Fund rate is 3.75%, the NASDAQ Composite is down 61% from its high and a sober reassessment of the current situation seems to be telling us that the laws of economic gravity are still operative. Once again, money has begun to flow into the bond market as investors are realizing that any portfolio has a place for at least some good quality bonds.

The long term Treasury bond is currently about 5.55%, well below last year's level of about 5.90% and this has been achieved without the help of the U. S. Treasury open market purchases that were operative a year ago.

The municipal bond market seems to have hit its low in late May of 2000 and has risen steadily for over a year, except for one small reversal in April of 2001. It looks as if the stock market is no longer eager to snap back on the first positive rumor, indeed, the entire global economic outlook is a little frightening.

       As always, the loyalty of our shareholders has had much to do with our growth during this period. Thank you! If you have questions or suggestions feel free to call us at (800) 866-0614 or, in Lexington, at 254-7741.

Yours truly,

/s/ Thomas P. Dupree, Sr.
Thomas P. Dupree, Sr.
President

PERFORMANCE COMPARISON

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over ten years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. For each series, we have chosen an index that approximates the average maturity of the compared series. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting transaction costs, an impossibility in reality. On the other hand, the fund's performance reflects not only these factors but management costs as well. Past performance is not indicative of future results.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds — 100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
73.04% of Net Assets
Alabama Private Colleges & University Facilities Authority Revenue	5.900	09/01/2016	Aaa/AAA*	$ 10,000	$ 10,664
Alabama State Docks Department Docks Facilities Revenue	5.500	10/01/2022	AAA/AAA*	35,000	35,735
Alabama Water Pollution Control Authority	5.500	08/15/2016	AAA/AAA*	10,000	10,237
Birmingham AL Airport Authority Airport Revenue	5.250	07/01/2020	AAA/AAA*	10,000	10,036
Birmingham AL Multifamily Housing Revenue - Beaconview	5.600	07/01/2020	AAA/AAA*	20,000	20,563
Blount County AL Water Authority Revenue	5.750	08/01/2019	AAA/AAA*	125,000	132,350
Colbert County Northwest AL Health Care Facility	5.750	06/01/2015	AAA/AAA*	10,000	10,500
Colbert County-Northwest AL Healthcare Authority	5.750	06/01/2020	AAA/AAA*	20,000	20,770
DCH Health Care Authority AL Health Care Facilities Revenue	5.500	06/01/2013	AAA/AAA*	10,000	10,300
DCH Health Care Authority AL Health Care Facilities Revenue	5.250	06/01/2017	AAA/AAA*	20,000	20,121
East AL Health Care Authority Facilities Revenue	5.250	09/01/2023	AAA/AAA*	15,000	14,921
Fort Payne Warrents	5.500	05/01/2016	AAA/AAA*	10,000	10,374
Helena AL Utilities Board Water & Sewer Revenue	5.750	09/01/2025	AAA/AAA*	25,000	25,986
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	AAA/AAA*	35,000	35,024
Houston County AL Warrants	5.650	10/15/2015	AAA/AAA*	25,000	26,666
Houston County AL Health Care - SE Alabama Medical Center	5.750	10/01/2022	AAA/AAA*	10,000	10,195
Huntsville AL Health Care Authority Series A	5.000	06/01/2023	AAA/AAA*	30,000	28,468
Huntsville AL Public Educational Building - A&M	5.600	06/01/2014	A*	20,000	20,525
Huntsville AL Public Educational Building	6.050	06/01/2020	A*	100,000	103,304
Jefferson County AL Board of Education Capital Outlay	5.800	02/15/2020	AAA/AAA*	10,000	10,508
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2021	AAA/AAA*	30,000	29,052
Lauderdale County & Florence AL Health Care Authority	5.250	07/01/2019	AAA/AAA*	30,000	29,931
Lee County AL Warrants	5.500	02/01/2021	AAA/AAA*	15,000	15,269
Linden AL Warrants	5.250	06/01/2023	AA*	25,000	25,019
Northeast AL Water Sewer & Fire Protection District Water	5.700	05/01/2023	AAA/AAA*	20,000	20,349
Nortwest AL Gas District Gas System Revenue	5.900	05/01/2020	AAA	35,000	37,123
Oxford AL Public Parks & Recreation Board Revenue	6.000	12/01/2021	A*	50,000	50,741
Phenix City AL School Warrants	5.450	08/01/2016	AAA/AAA*	10,000	10,379
St Clair County Board of Education School Tax Anticipation	5.500	02/01/2016	AAA/AAA*	10,000	10,431
Southeast AL Gas District System Revenue Series A	5.500	06/01/2020	AAA	10,000	10,281
Sylacauga AL Warrants	5.500	06/01/2025	AAA	25,000	25,368
Tuskegee AL Utilities Board Utilities Revenue	5.500	02/01/2022	AAA/AAA*	25,000	25,685
University of Alabama Revenue - Birmingham	6.000	10/01/2020	AAA/AAA*	25,000	26,882
University of Alabama University Revenue	5.750	12/01/2016	AAA/AAA*	10,000	10,613
University AL University Revenue Hospital-Series A	5.400	09/01/2013	AAA/AAA*	50,000	52,884

					947,254
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
8.13% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	BBB*	75,000	79,420
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	BBB*	25,000	26,004

					105,424
GENERAL OBLIGATION BONDS
7.41% of Net Assets
Alabama State Series B	5.000	06/01/2021	Aa3/AA*	30,000	29,369
Alabama 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Aa1/A*	50,000	50,808
Alabama 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Aa1/A*	15,000	15,984

					96,161
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.22% of Net Assets
Alabama Housing Financial Authority Single Family Housing	6.000	04/01/2016	AAA	40,000	41,776

					41,776
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.76% of Net Assets
Blount County AL Health Care Authority Tax Anticipation Warrents	5.750	02/15/2019	BBB+	25,000	25,296
Oneonta Eastern Health System Special	7.750	07/01/2021	A3/BBB+*	10,000	10,528

					35,824

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds — 100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

PUBLIC FACILITIES REVENUE BONDS
1.64% of Net Assets
Hoover AL Wts - Series A	5.650	01/01/2014	Aa3/AA-*	$10,000	$10,706
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,523

					21,229
RENTALS / MUNICIPAL LEASE BONDS
1.55% of Net Assets
Mountain Brook AL City Board Education Capital Outlay	5.200	02/15/2021	Aa2	20,000	20,115

					20,115
PREREFUNDED BONDS
.87% of Net Assets
Montevallo AL American	6.000	06/01/2013	NR	10,000	11,243

					11,243
MUNICIPAL UTILITY REVENUE BONDS
.79% of Net Assets
Douglas AL Water & Fire Protection Authority Water Revenue	5.600	06/01/2015	NR	10,000	10,203

					10,203

Total Investments (cost $1,252,180)(a) - 99.41% of Net Assets					$1,289,229

* Standard and Poor's Corporation
All other ratings by Moody's Investors Service, Inc.
NR Not Rated
# Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

	Unrealized appreciation			$38,986
	Unrealized depreciation			(1,937)

	Net unrealized appreciation			$37,049

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001

ASSETS:
Investments in securities, at value (Cost: $1,252,180)			$1,289,229
Cash			1
Interest receivable			18,237
Receivable from Advisor			4,060

Total assets			1,311,527
LIABILITIES:
Payable for:
Distributions		$13,279
Transfer agent		1,135
Other fees		229

Total liabilities			14,643

NET ASSETS:
Capital			1,261,088
Net accumulated realized losses on investment transactions			(1,253)
Net unrealized appreciation in value of investments			37,049

Net assets at value			$1,296,884

NET ASSET VALUE,	offering price and redemption price per share ($1,296,884 / 117,965 shares outstanding)		$10.99

STATEMENT OF OPERATIONS
For the year ended June 30, 2001

Net investment income:
Interest income	$36,610

Expenses:
Investment advisory fees	3,340
Transfer agent	1,002
Professional fees	1,779
Trustee fees	56
Registration fees	221
Other expenses	380

Total expenses	6,778
Expenses reimbursed by Investment Advisor	(5,378)

Net investment income	35,210

Realized and unrealized gains on investments
Net realized loss	(1,253)
Net increase in unrealized appreciation	30,988

Net realized and unrealized gain on investments	29,735

Net increase in net assets resulting from operations	$64,945

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended June 30, 2001 and the six months ended June 30, 2000

	Year ended	Six months
Increase in net assets:	06/30/01	06/30/00
Operations:
Net investment income	$35,210	$4,651
Net realized loss on investments	(1,253)	—
Net increase in unrealized appreciation	30,988	6,061

Net increase in net assets resulting from operations	64,945	10,712
Distributions to shareholders from net investment income	(35,210)	(4,651)
Net fund share transactions	1,045,285	215,803

Total increase	1,075,020	221,864
Net assets:
Beginning of year	221,864	—

End of year	$1,296,884	$221,864

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

	For the year ended	For the period 1/1/2000

	June 30, 2001	to 6/30/2000(a)

Net Asset Value, beginning of year	$10.31	$

Income From Investment Operations:
Net investment income	0.56	0.26
Net gains (losses) on securities
(both realized and unrealized)	0.68	0.31

Total from investment operations	1.24	0.57
Less Distributions:
Distributions (from net investment income)	(0.56)	(0.26)

Net asset value, end of year	$10.99	$10.31

Total return	12.33%	5.79%	(c)
Net assets, end of year (in thousands):	$1,297	$222
Ratio of expenses to average net assets	0.21%	0.50%	(b)
Before expense reimbursement	1.01%	3.26%	(b)
Ratio of net investment income to
average net assets	4.47%	2.46%	(b)
After expenses reimbursement	5.27%	5.23%	(b)
Portfolio turnover	15.28%	0.00%
(a) Commencement of operations January 1, 2000.
(b) Annualized
(c) Total return is not annualized.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
41.67% of Net Assets
Boyle County KY Hospital Revenue-Ephraim McDowell Regional	5.800	04/01/2014	Aaa/AAA*	$ 1,000,000	$ 1,046,420
Danville KY Multi-City Lease Revenue-Sewer System	6.875	12/01/2010	Aaa/AAA*	400,000	416,740
Danville KY Multi-City Lease Revenue-Shelbyville	6.550	07/01/2006	Aaa/AAA*	495,000	517,686
Daviess County KY Hospital Revenue	6.250	08/01/2012	Aaa/AAA*	3,000,000	3,122,310
Daviess County Ky Hospital Revenue	6.250	08/01/2022	Aaa/AAA*	1,000,000	1,035,110
Fayette County KY School District Finance Corporation	5.250	04/01/2021	Aaa/AAA*	2,285,000	2,300,744
Greater KY Housing Assistance Corporation	5.350	07/01/2022	Aaa/AAA*	990,000	990,287
Greater KY Housing-Tug Fork Apartments	5.600	01/01/2007	Aaa/AAA*	270,000	270,022
Greater KY Housing-Tug Fork Apartments	6.350	01/01/2022	Aaa/AAA*	2,105,000	2,105,147
Greater KY Housing Assistance Corporation-Brownsville Manor	6.050	07/01/2022	Aaa/AAA*	1,435,000	1,443,840
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	Aaa/AAA*	3,615,000	3,664,634
Greater Ky Housing Assistance Corporation-Northside Apts	6.200	02/01/2025	AAA*	8,735,000	8,847,419
Hopkins County KY Hospital Revenue-Trover Clinic Foundation	6.625	11/15/2011	Aaa/AAA*	2,000,000	2,059,000
Jefferson County KY Health Facilities Services - Alliant Health	5.125	10/01/2018	Aaa/AAA*	28,000,000	28,337,400
Jefferson County KY Health Facilities-Jewish Hospital	6.500	05/01/2015	Aaa/AAA*	6,380,000	6,625,120
Jefferson County KY Health Facilities-Jewish Hospital	5.650	01/01/2017	Aaa/AAA*	3,450,000	3,573,614
Jefferson County KY Health Facilities Jewish Hospital	5.700	01/01/2021	Aaa/AAA*	3,520,000	3,619,370
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Aaa/AAA*	8,675,000	8,906,362
Jefferson County Ky School District Finance Corporation	5.250	01/01/2016	Aaa/AAA*	1,000,000	1,022,650
Jefferson County KY Health Facilities-Alliant Health System	5.125	10/01/2017	Aaa/AAA*	1,720,000	1,720,310
Jefferson County KY Capital Projects Corporation Revenue	5.375	06/01/2018	Aaa/AAA*	1,500,000	1,532,430
Jefferson County KY Capital Projects Corporation Revenue	5.600	04/01/2014	AAA/Aaa*	1,000,000	1,049,730
Jefferson County KY Hospital Revenue	6.436	10/01/2014	Aaa/AAA*	1,500,000	1,566,690
KY Area Development Districts Financing Trailer Lease Program	6.150	12/01/2022	AA*	1,020,000	1,107,955
Kentucky Economic Development Finance Authority-Ashland Hospital	6.125	02/01/2012	Aaa/AAA*	4,000,000	4,187,440
Kentucky Development Finance Authority-St Clair Medical	5.875	09/01/2013	Aaa	2,000,000	2,099,240
Kentucky Development Finance Authority-St Claire Medical	5.625	09/01/2021	AAA*	2,500,000	2,529,350
Kentucky Development Finance Authority-St Elizabeth Hospital	5.900	12/01/2015	AAA/Aaa*	2,500,000	2,616,000
Kentucky Development Finance Authority-Methodist Hospital	5.625	02/01/2017	AAA*	6,500,000	6,675,110
Kentucky Development Finance Authority-Appalachian Regional	5.850	10/01/2017	A/A*	1,000,000	986,490
Kentucky Development Authority-South Central Nursing	6.000	07/01/2011	Aaa/AAA*	3,635,000	4,054,879
Kentucky Development Finance Authority-Baptist Hospital	5.000	08/15/2015	Aaa/AAA*	3,250,000	3,204,500
Kentucky Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,267,476
Kentucky Housing Corporation	5.950	07/01/2017	Aaa/AAA*	1,500,000	1,569,960
Kentucky Housing Corporation	5.400	07/01/2014	Aaa/AAA*	4,700,000	4,797,760
Kentucky Housing Corporation	7.125	01/01/2010	Aaa/AAA*	3,935,000	4,014,290
Kentucky Housing Corporation	7.250	01/01/2017	Aaa/AAA*	190,000	193,830
Kentucky Housing Corporation	6.600	07/01/2011	Aaa/AAA*	240,000	249,972
Kentucky Housing Corporation	6.600	07/01/2011	Aaa/AAA*	4,500,000	4,686,975
Kentucky Housing Corporation	6.625	07/01/2014	Aaa/AAA*	1,000,000	1,041,790
Kentucky Housing Corporation	6.600	01/01/2011	Aaa/AAA*	170,000	178,548
Kentucky Housing Corporation	5.800	01/01/2019	Aaa/AAA*	6,755,000	6,887,601
Kentucky Housing Corporation	6.500	07/01/2017	Aaa/AAA*	5,180,000	5,528,303
Kentucky Housing Corporation	5.700	07/01/2017	Aaa/AAA*	500,000	514,760
Kentucky Housing Corporation	6.400	01/01/2017	Aaa/AAA*	10,640,000	11,388,418
Kentucky Housing Corporation	5.500	01/01/2015	Aaa/AAA*	1,000,000	1,032,990
Kentucky State Property & Building Commission Project #64	5.500	05/01/2017	Aaa/AAA*	8,000,000	8,280,480
KY State Turnpike Authority Economic Development Road Revenue	5.150	07/01/2019	Aaa/AAA*	1,000,000	990,740
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2015	Aaa/AAA*	1,770,000	1,797,895
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2017	Aaa/AAA*	1,830,000	1,871,138
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2018	Aaa/AAA*	2,135,000	2,137,156
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2019	Aaa/AAA*	2,415,000	2,407,707
Louisville & Jefferson County KY Metropolitan Sewer District	5.300	05/15/2019	Aaa/AAA*	4,000,000	4,031,760
Louisville & Jefferson County KY Metropolitan Sewer District	5.500	05/15/2021	Aaa/AAA*	1,000,000	1,010,700
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aaa/AAA*	1,325,000	1,380,544
Louisville KY Parking Authority-River City First Mortgage	5.000	12/01/2017	Aaa/AAA*	1,000,000	994,420
McCreary County Courthouse & Public Square Corporation Reveue	5.400	09/01/2020	AAA	1,550,000	1,595,911
Pike County KY Mortgage Revenue-Phelps Regional Health	5.350	09/20/2012	AAA*	265,000	275,335
Radcliff KY Mortgage Revenue-Lincoln Trail Care	5.650	01/20/2019	AAA*	3,110,000	3,209,302
Shelbyville KY Certificate of Participation	5.150	07/01/2018	Aaa	4,165,000	4,200,819
University of Kentucky Consolidated Educational Buildings	5.750	05/01/2015	AAA/Aaa*	1,850,000	1,946,105
Warren County KY Hospital Facility Revenue	5.000	04/01/2016	AAA/Aaa*	1,000,000	990,660
Warren County Ky Hospital Facility Revenue	5.000	04/01/2017	Aaa/AAA*	1,000,000	983,870

					194,691,214

The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds —100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

PUBLIC FACILITIES REVENUE BONDS
19.60% of Net Assets
Boone County KY Public Property	6.250	12/15/2012	A1	$ 960,000	$ 1,002,442
Boone County KY Public Property Corporation - Judicial Facilities	5.125	09/01/2022	Aa3	1,750,000	1,762,373
Boone County KY School District Finance Corporation	6.000	02/01/2018	Aa3	1,000,000	1,037,890
Boone County KY School District Finance Corporation	5.700	05/01/2018	Aa3	2,500,000	2,583,425
Boone County Ky School District Finance Corporation	5.500	09/01/2019	Aa3	1,860,000	1,932,782
Boone County KY School District Finance Corporation	5.750	02/01/2020	Aa3	1,200,000	1,270,860
Bullitt County KY School District Finance Corporation	6.000	08/01/2014	Aa3	1,100,000	1,166,209
Calloway County Public Property Corporation-Courthouse	5.625	03/01/2018	A	1,000,000	1,042,540
Campbell County KY Public Property	6.250	12/01/2015	A	810,000	843,113
Clark County KY School District Finance Corporation	6.000	05/01/2012	Aa3	320,000	330,451
Covington Independent School District Finance Corporation	5.250	06/02/2019	Aa3	1,225,000	1,250,590
Danville Ky Multi-City Lease Revenue-Mt Sterling	5.000	09/01/2011	NR	545,000	553,153
Danville KY Multi-City Lease Revenue-Cambellsville	7.000	04/01/2002	NR	85,000	85,000
Danville KY Multi-City Lease Revenue-Owensboro Museum	7.050	08/01/2011	A	440,000	454,278
Danville KY Multi-City Lease Revenue Housing Authority	6.500	02/01/2012	A1	1,170,000	1,216,531
Danville KY Multi-City Lease Revenue Paducah Public Property	7.200	06/01/2011	A	500,000	520,395
Estill County KY School District Finance Corporation	5.875	08/01/2016	A	1,780,000	1,906,736
Fayette County KY School District Financial Corporation	5.375	01/01/2017	AA3/AA-*	1,300,000	1,335,087
Florence KY Public Property Corporation Revenue	5.250	03/01/2017	A	1,060,000	1,072,402
Floyd County KY School District Finance Corporation	6.000	06/01/2014	Aa3	1,000,000	1,061,000
Greenup County KY School District Finance Corporation	6.100	09/01/2014	Aa3	1,105,000	1,171,090
Hardin County KY School District Finance Corporation	6.000	07/01/2016	Aa3	1,025,000	1,107,707
Harlan KY Independent School District Finance Corporation	6.000	05/01/2015	Aa3	275,000	294,011
Hopkins County School District Finance Corporation	5.125	06/01/2019	Aa3	4,120,000	4,144,349
Jessamine County KY School District Finance Corporation	5.375	01/01/2017	Aa3/A+*	1,500,000	1,548,285
Kenton County KY Public Property Corporation Revenue	5.700	12/01/2015	A	1,305,000	1,367,718
Kenton County KY Public Property Corporation Revenue	5.700	12/01/2016	A	1,380,000	1,431,667
Kenton County School District Finance Corporation	5.375	03/01/2017	A+	4,300,000	4,449,898
Kentucky League of Cities-Middlesboro Series	6.200	08/01/2017	A-*	555,000	585,797
Kentucky State Property & Building Commission Project #63	5.100	11/01/2018	Aa3/A*	2,000,000	1,995,280
KY State Property & Buildings Community Revenues #67	5.125	09/01/2017	Aa3/AA-*	1,000,000	1,003,190
Kentucky State Property & Buildings Commission Project #40	6.875	11/01/2007	Aa3/A*	3,250,000	3,358,355
Laurel County KY School District Finance Corporation	5.600	03/01/2017	Aa3	1,000,000	1,048,910
Laurel County KY School District School Building Revenue	5.750	06/01/2020	Aa3	1,250,000	1,308,838
Letcher County KY School District Finance Corporation	6.700	10/01/2014	Aa3	1,490,000	1,621,001
Martin County KY School District Finance Corporation	5.375	09/01/2020	Aa3	1,100,000	1,119,811
McLean County KY School District Finance Corporation	6.000	06/01/2014	Aa3	1,405,000	1,491,899
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.100	03/01/2008	Aa	1,500,000	1,579,950
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.150	03/01/2013	Aa	17,860,000	18,683,346
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.200	03/01/2018	Aa	9,500,000	9,912,490
Oldham County KY Public Facilities Construction Corporation	5.250	06/01/2017	A*	1,060,000	1,073,653
Pendleton County KY School District Finance Corporation	5.125	06/01/2019	Aa3	1,140,000	1,153,395
Pike County KY School District Finance Corporation	5.100	09/01/2020	Aa3	1,000,000	993,880
Powell County KY School District Finance Corporation	5.900	08/01/2016	Aa3	1,185,000	1,258,245
Scott County KY School District Finance Corporation	5.900	06/01/2016	Aa3	3,450,000	3,646,409
Union County KY Public Property Corporation	6.125	09/01/2015	NR	700,000	733,089
Woodford County KY Public Property Corporation Revenue	5.600	11/01/2017	A	1,065,000	1,087,076

					91,596,596
HOSPITAL AND HEALTHCARE REVENUE BONDS
10.10% of Net Assets
Christian County KY Hospital Revenue-Jennie Stuart Medical	5.800	07/01/2011	A-*	270,000	287,888
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	07/01/2017	A-*	5,000,000	5,176,000
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	07/01/2013	A-*	2,870,000	3,052,360
Jefferson County KY Health Facilities Jewish Hospital	5.700	01/01/2011	A1/AA-*	1,200,000	1,288,920
Jefferson County KY Medical Center Services Revenue	7.300	05/01/2009	A	400,000	411,900
Kentucky Development Finance Authority Green River	6.000	11/01/2010	Aa3	1,000,000	1,089,680
Kentucky Development Financial Authority Catholic Health	5.750	12/01/2015	Aa3/AA-*	2,000,000	2,090,620
Kentucky Development Finance Authority Hospital-Appalachian Regional	5.850	10/01/2017	BB	1,000,000	847,990
Kentucky Development Finance Authority-Appalachian Regional	5.875	10/01/2022	BB	3,500,000	2,839,550
Kentucky Development Finance Authority-Catholic Health	5.000	12/01/2018	Aa2/AA*	6,950,000	6,585,681
Kentucky Development Finance Authority-Catholic Health	5.000	12/01/2027	Aa2/AA*	8,000,000	7,424,800
Kentucky Economic Development Finance Authority-Norton Health	6.125	10/01/2010	A-	5,000,000	5,089,500
Kentucky Economic Development Finance Authority-Norton Health	6.250	10/01/2012	A-	6,500,000	6,637,345
Madison County Ky Industrial Building Revenue - McCready Manor	5.500	06/01/2020	AA*	1,785,000	1,849,813
Pike County KY Mortgage Revenue Phelps Regional Health	5.650	09/20/2027	AAA*	2,435,000	2,499,162

					47,171,209

The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds —100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
6.94% of Net Assets
Ashland KY Pollution Control Revenue-Ashland Oil Project	6.650	08/01/2009	Baa1	$ 8,835,000	$ 9,181,332
Campbellsville KY Industrial Revenue-Campbellsville College	6.950	03/01/2015	NR	1,150,000	1,227,878
Campbellsville KY Industrial Revenue-Campbellsville College	6.000	03/01/2017	NR	1,920,000	2,015,578
Carroll County KY Collateralized Pollution Control Revenue	6.250	02/01/2018	Aa2/AA-	1,000,000	1,030,730
Jefferson County KY Pollution Control Revenue-E I DuPont	6.300	07/01/2012	Aa3/AA*	3,500,000	3,724,630
Jefferson County KY Pollution Control-Louisville Gas	5.625	08/15/2019	Aa2/AA*	9,150,000	9,221,279
Kentucky League of Cities-Ashland Series	6.250	08/01/2017	A-	1,550,000	1,640,489
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	07/01/2007	NR	575,000	577,392
Mercer County KY Collateralized Pollution Control Revenue	6.250	02/01/2018	A1/A*	2,500,000	2,570,000
Middlesboro KY Industrial Building Revenue-Fern Lake Project	6.200	12/01/2002	NR	225,000	230,134
Muhlenberg County KY Collateralized Pollution Control Revene	6.250	02/01/2018	A/A*	1,000,000	1,029,130

					32,448,572
RENTALS/MUNICIPAL LEASE BONDS
6.26% of Net Assets
Junction City KY College Revenue-Center College Project	5.875	04/01/2017	A2	1,000,000	1,062,860
KY Area Development Districts Financing Trust Lease	5.350	12/01/2022	AA*	2,560,000	2,615,117
Kentucky Area Development Districts Financing Lease-Ewing	5.600	06/01/2022	AA	1,055,000	1,095,122
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/01/2020	A	400,000	407,508
Kentucky Infrastructure Authority	5.750	08/01/2013	Aa3/A*	900,000	937,989
Kentucky Infrastructure Authority	5.750	08/01/2018	Aa3/A*	1,500,000	1,544,970
Kentucky Infrastructure Authority	6.375	08/01/2014	Aa3/A*	700,000	761,250
Kentucky Infrastructure Authority	5.375	02/01/2018	Aa3/A*	2,000,000	2,017,080
Kentucky Infrasturcture Authority	5.000	06/01/2017	Aa3/A*	1,035,000	1,028,221
Pendleton County KY Multi-County Lease Revenue	6.500	03/01/2019	A*	16,000,000	16,747,360
Richmond KY Court Facilities Corporation Revenue	5.250	02/01/2019	AA	1,035,000	1,042,027

					29,259,504
PREREFUNDED BONDS
3.92% of Net Assets
Danville KY Multi-City Lease Revenue-Shelbyville	6.700	07/01/2011	Aaa/AAA*	2,500,000	2,617,450
Elsmere KY Industrial Development Revenue-Courtaulds plc	6.750	04/01/2010	NR	2,000,000	2,261,840
Jefferson County KY Hospital Revenue	6.436	10/01/2014	Aaa/AAA*	2,500,000	2,645,400
Jessamine County KY School District Finance Corporation	6.125	06/01/2015	Aaa/AAA*	1,000,000	1,093,280
Kentucky Infrastructure Authority	6.000	08/01/2011	Aaa/AAA*	90,000	92,115
Kentucky State Property & Buildings Commission Project #54	6.000	09/01/2012	Aaa/AAA*	1,210,000	1,275,969
Lexington Fayette Urban County Government KY Sewer System	6.350	07/01/2007	Aaa/AAA*	400,000	421,636
Lexington Fayette Urban County Government KY Sewer System	6.375	07/01/2010	AAA/Aaa*	2,900,000	3,057,557
Lexington Fayette Urban County Government KY Sewer System	6.375	07/01/2012	AAA/Aaa*	2,500,000	2,635,825
Martin County KY Public Property Corporation Revenue	7.250	09/01/2010	NR	150,000	153,000
Martin County KY Public Property Corporation Revenue	7.250	09/01/2011	NR	160,000	163,200
Pike County KY School District Finance Corporation	6.200	08/01/2010	Aa3	305,000	315,035
Pike County KY School District Finance Corporation	6.200	08/01/2011	Aa3	325,000	335,693
Richmond KY Public Recreation Corporation Revenue	6.750	08/01/2013	NR	575,000	615,382
Shelbyville KY Public Property Recreational Corporation	6.900	10/01/2012	NR	400,000	427,380
Wurtland KY Sewer System Revenue	7.700	10/01/2004	A+	200,000	205,455

					18,316,217

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

STATE AND LOCAL MORTGAGE REVENUE BONDS
1.88% of Net Assets
Florence KY Housing Facility Revenue	6.300	08/15/2019	A/A*	$ 2,615,000	$ 2,817,140
Floyd County KY Public Property Revenue-Justice Center	6.125	09/01/2018	A	1,240,000	1,325,647
Kentucky Housing Corporation	7.400	01/01/2010	Aaa/AAA*	2,290,000	2,336,189
Kentucky Housing Corporation	7.550	01/01/2016	Aaa/AAA*	1,660,000	1,697,118
Louisville Housing Assistance Mortgage Corp Rivertown Project	5.100	07/01/2024	Aa2	655,000	620,212

					8,796,306

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.82% of Net Assets
Georgetown College Project Series A	6.000	11/15/2016	A	1,000,000	1,057,710
Georgetown College Project Series A	6.250	11/15/2020	A	4,000,000	4,254,040
Jefferson County KY College Project Bellarmine College	5.250	05/01/2019	Baa2	2,000,000	1,959,040
University of Louisville Health & Education	6.000	11/01/2013	A2	1,180,000	1,249,337

					8,520,127

MUNICIPAL UTILITY REVENUE BONDS
1.79% of Net Assets
Cynthiana KY Waterworks & Sewer Revenue	6.400	01/01/2007	BBB-	575,000	604,158
Danville KY Multi-City Lease Revenue-Ashland Utilities	6.750	04/01/2012	BBB+*	915,000	957,886
Danville KY Multi-City Lease Revenue-Hopkinsville	6.875	06/01/2012	Baa1	2,170,000	2,608,666
Franklin KY Water & Sewer Revenue Refunding	6.200	12/01/2011	A3	1,000,000	1,042,180
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA*	1,140,000	1,165,114
Logan/Todd Regional Water	5.500	08/01/2003	NR	2,000,000	1,964,420

					8,342,424

CERTIFICATES OF PARTICIPATION BONDS
1.08% of Net Assets
Jeffersontown KY Certificate of Participation	6.500	09/01/2009	A	1,400,000	1,511,748
Jeffersontown KY Certificate of Participation	5.750	11/01/2015	A	1,095,000	1,146,903
Shelbyville KY Certificates of Participation	5.350	10/01/2013	NR	1,295,000	1,274,332
Shelbyville KY Certificate of Participation	5.450	10/01/2017	NR	1,130,000	1,108,417

					5,041,400

ESCROWED TO MATURITY BONDS
1.07% of Net Assets
Jefferson County KY Health Facilities Alliant Health Services	5.125	10/01/2017	Aaa/AAA*	4,980,000	4,991,205

					4,991,205

GENERAL OBLIGATION BONDS
.94% of Net Assets
Hardin County KY General Obligation	5.125	06/01/2019	A2	2,255,000	2,257,503
Jefferson County Ky Improvement	6.000	04/01/2020	Aa2/AA*	1,985,000	2,115,077

					4,372,580

Total Investments (cost $441,392,661)(a) - 97.07% of Net Assets					$453,547,354

* Standard and Poor's Corporation
** Fitch Rating Service
All other ratings by Moody's Investors Service, Inc.

# Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$14,102,800
Unrealized depreciation	(1,948,107)

Net unrealized appreciation	$12,154,693

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001

ASSETS:
Investment in securities, at value (Cost: $441,392,661)		$453,547,354
Cash		11,462,098
Interest receivable		8,213,568

Total assets		473,223,020

LIABILITIES:
Payable for:
Distributions	$5,551,914
Fund shares redeemed	120,254
Management fee	162,789
Transfer agent	46,248
Other fees	106,113

Total liabilities		5,987,318

NET ASSETS:
Net assets consist of:
Capital		$458,255,238
Net accumulated realized loss on investment transactions		(3,174,229)
Net unrealized appreciation in value of investments		12,154,693

Net assets at value		$467,235,702

NET ASSET VALUE, offering price and redemption price per share
($467,235,702 / 63,016,185 shares outstanding)		$7.41

STATEMENT OF OPERATIONS
For the year ended June 30, 2001

Net investment income:
Interest income	$25,188,491

Expenses:
Investment advisory fees	1,907,501
Transfer agent	540,750
Professional fees	65,771
Trustee fees	42,540
Other expenses	116,498

Total expenses	2,673,060

Net investment income	22,515,431

Realized and unrealized gains on investments
Net realized loss	(102,207)
Net increase in unrealized appreciation	11,607,543

Net realized and unrealized gain on investments	11,505,336

Net increase in net assets resulting from operations	$34,020,767

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2001 and 2000

	2001	2000

Increase in net assets:
Operations:
Net investment income	$22,515,431	$21,736,987
Net realized loss on investments	(102,207)	(2,940,650)
Net increase/(decrease) in unrealized appreciation	11,607,543	(11,813,030)

Net increase in net assets resulting from operations	34,020,767	6,983,307
Distributions to shareholders from net investment income	(22,515,431)	(21,736,987)
Net fund share transactions	38,772,921	8,715,183

Total increase/(decrease)	50,278,257	(6,038,497)
Net assets:
Beginning of year	416,957,445	422,995,942

End of year	$467,235,702	$416,957,445

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

	For the years ended June 30,

	2001	2000	1999	1998	1997

Net asset value, beginning of year	$7.22	$7.47	$7.65	$7.47	$7.35

Income from investment operations:
Net investment income	0.37	0.38	0.37	0.39	0.40
Net gains/(losses) on securities,
both realized and unrealized	0.19	(0.25)	(0.18)	0.18	0.12

Total from investment operations	0.56	0.13	0.19	0.57	0.52
Less distributions:
Distributions from net investment income	(0.37)	(0.38)	(0.37)	(0.39)	(0.40)

Net asset value, end of year	$7.41	$7.22	$7.47	$7.65	$7.47

Total return	7.94%	1.78%	2.52%	7.77%	7.14%
Net assets, end of year (in thousands)	$467,236	$416,957	$422,996	$373,153	$327,304
Ratio of expenses to average net assets	0.60%	0.61%	0.61%	0.62%	0.63%
Ratio of net investment income to
average net assets	5.05%	5.17%	4.88%	5.14%	5.32%
Portfolio turnover	9.06%	15.74%	10.69%	11.80%	6.64%

DUPREE MUTUAL FUNDS -KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds— 100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
35.78% of Net Assets

Carrolton & Henderson KY Public Building Authority Gas Revenue	4.500	01/01/2003	Aaa/AAA*	$ 620,000	$ 624,935
Carrollton & Henderson Ky Public Energy Authority Gas Revenue	5.000	01/01/2009	Aaa/AAA*	1,250,000	1,262,450
Carrollton & Henderson KY Public Energy Authority Gas Revenue	4.200	01/01/2006	Aaa/AAA*	750,000	747,555
Greater KY Housing Assistance Corporation Mortgage Revenue	6.250	01/01/2005	Aaa/AAA*	510,000	510,056
Jefferson County KY Capital Project Corporation Lease Revenue	5.500	04/01/2005	Aaa/AAA*	365,000	388,079
KY Economic Development Finance Authority Baptist Health System	4.750	08/15/2005	Aaa/AAA*	4,000,000	4,125,200
Kentucky Economic Development Finance Authority Ashland Hospital	5.000	02/01/2005	Aaa/AAA*	500,000	515,530
KY Economic Development Finance Authority Appalachian Hospital	5.700	10/01/2010	A*	1,000,000	1,021,310
KY Turnpike Authority Economic Development Road Revenue	5.500	07/01/2007	Aaa/AAA*	3,000,000	3,238,110
Louisville & Jefferson County Metro Sewer District Revenue	5.000	05/15/2006	Aaa/AAA*	2,505,000	2,608,356
Louisville & Jefferson County Airport Authority System Revenue	5.600	07/01/2013	Aaa/AAA*	2,000,000	2,090,100
Northern KY University Certificate of Participation Housing Facilities	4.500	12/01/2004	Aaa/AAA*	1,000,000	1,030,660
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aaa	1,025,000	1,062,525
University Of Kentucky Consolidated Education Building	4.600	05/01/2011	Aaa/AAA*	650,000	654,264

					19,879,130
PUBLIC FACILITIES REVENUE BONDS
16.24% of Net Assets
Kenton County KY School District Finance Corporation	5.200	03/01/2005	Aa3/AA*	500,000	526,555
KY State Property & Building Community Revenue Project#55	4.700	09/01/2004	Aa3/AA-*	2,030,000	2,104,298
Mt Sterling KY Lease Revenue KY League of Cities Series:A	5.625	03/01/2003	Aa	6,150,000	6,392,679

					9,023,532
STATE AND LOCAL MORTGAGE REVENUE
13.28% of Net Assets
KY Housing Corporation Housing Revenue	4.850	07/01/2004	Aaa/AAA*	1,700,000	1,743,435
KY Housing Corporation Housing Revenue	5.150	07/01/2007	Aaa/AAA*	3,225,000	3,324,169
KY Housing Corporation Housing Revenue	5.300	01/01/2004	Aaa/AAA*	2,250,000	2,311,493

					7,379,097
HOSPITAL AND HEALTHCARE REVENUE BONDS
9.79% of Net Assets
Christian County KY Hospital Jennie Stuart Medical Center	5.250	07/01/2003	A-*	200,000	201,798
KY Economic Development Finance Authority Appalachian Hospital	5.500	10/01/2007	A/A*	1,000,000	1,034,630
KY Economic Development Finance Authority Catholic Health	5.500	12/01/2006	Aa2/AA*	1,790,000	1,927,776
KY Economic Development Finance Authority Catholic Health	5.500	12/01/2010	Aa3/AA-*	2,100,000	2,271,465

					5,435,669
MUNICIPAL UTILITIES REVENUE BONDS
5.44% of Net Assets
Logan/Todd Regional Water Community Revenue	5.500	08/01/2003	NR	2,000,000	2,007,220
Louisville KY Waterworks Board Water System Revenue Refunding	4.250	11/15/2007	Aa1/AA*	1,000,000	1,015,030

					3,022,250
RENTALS/MUNICIPAL LEASE BONDS
4.31% of Net Assets
KY Area Development District Financing City of Ewing	5.100	06/01/2010	AA*	1,300,000	1,363,245
KY Interlocal School Transportation Equipment Lease	4.800	03/01/2003	Aa3	500,000	512,980
KY Interlocal School Transportation Equipment Lease	4.900	03/01/2004	Aa3	500,000	518,070

					2,394,295
PREREFUNDED BONDS
4.19% of Net Assets
Owensboro KY Electric Light & Power Revenue	10.500	01/01/2004	AAA*	1,420,000	1,566,402
University of KY Consolidated Education Building Series:N	5.900	05/01/2003	Aa3/AA-*	725,000	763,773

					2,330,175
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.77% of Net Assets
Murray State University Revenue Series G Second Series	5.600	05/01/2006	A3/A*	1,000,000	1,047,540
University of Louisville KY Consolidated Education Building	5.200	05/01/2004	A1/AA-*	1,000,000	1,046,060

					2,093,600
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.95% of Net Assets
Carrol County KY Pollution Control Revenue KY Ulitilies Project	7.450	09/15/2016	A2/A-*	1,000,000	1,053,730
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	07/01/2007	NR	580,000	582,326

					1,636,056

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

CERTIFICATES OF PARTICIPATION BONDS
1.94% of Net Assets
Shelbyville Certificates of Participation Refinancing	4.900	10/01/2007	NR	$ 1,080,000	$ 1,078,078

					1,078,078

Total Investments (cost $52,933,302)(a) - 97.69% of Net Assets					$54,271,882

* Standard and Poor's Corporation
All other ratings by Moody's Investors Service, Inc.
NR Not Rated
# Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$ 1,449,142
Unrealized depreciation	(110,562)

Net unrealized appreciation	$ 1,338,580

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001

ASSETS:
Investment in securities, at value (Cost: $52,933,302)		$54,271,882
Cash		544,966
Interest receivable		956,954

Total assets		55,773,802
LIABILITIES:
Payable for:
Distributions	$181,997
Investment advisor	22,596
Transfer agent	5,914
Other fees	8,648

Total liabilities		219,155

NET ASSETS:
Capital		55,313,112
Net accumulated realized losses on investment transactions		(1,097,045)
Net unrealized appreciation in value of investments		1,338,580

Net assets at value		$55,554,647

NET ASSET VALUE, offering price and redemption price per share ($55,554,647 / 10,637,109 shares outstanding)		$5.22

STATEMENT OF OPERATIONS
For the year ended June 30, 2001
Net investment income:
Interest income		$2,629,315

Expenses:
Investment advisory fees		256,985
Transfer agent		67,676
Professional fees		11,046
Trustee fees		4,932
Other expenses		18,635

Total expenses		359,274

Net investment income		2,270,041

Realized and unrealized gain/loss on investments
Net realized loss		(65,578)
Net increase in unrealized appreciation		1,335,231

Net realized and unrealized gain on investments		1,269,653

Net increase in net assets resulting from operations		$3,539,694

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2001 and 2000

	2001	2000

Increase in net assets:
Operations:
Net investment income	$2,270,041	$2,260,987
Net realized loss on investments	(65,578)	(415,775)
Net increase (decrease) in unrealized appreciation	1,335,231	(689,681)

Net increase in net assets resulting from operations	3,539,694	1,155,531
Distributions to shareholders from net investment income	(2,270,041)	(2,260,987)
Net fund share transactions	3,079,499	(6,318,760)

Total increase (decrease)	4,349,152	(7,424,216)
Net assets:
Beginning of year	51,205,495	58,629,711

End of year	$55,554,647	$51,205,495

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

	For the years ended June 30,
	2001	2000	1999	1998	1997

Net Asset Value, beginning of year	$5.09	$5.20	$5.27	$5.22	$5.20

Income From Investment Operations:
Net investment income	0.23	0.21	0.21	0.21	0.22
Net gains ( losses) on securities
(both realized and unrealized)	0.13	(0.11)	(0.07)	0.05	0.02

Total from investment operations	0.36	0.10	0.14	0.26	0.24
Less Distributions:
Distributions (from net investment income)	(0.23)	(0.21)	(0.21)	(0.21)	(0.22)

Net asset value, end of year	$5.22	$5.09	$5.20	$5.27	$5.22

Total return	7.18%	1.95%	2.58%	5.12%	4.59%
Net assets, end of year (in thousands)	$55,555	$51,205	$58,630	$54,124	$53,829
Ratio of expenses to average net assets	0.70%	0.69%	0.72%	0.74%	0.72%
Ratio of net investment income to
average net assets	4.42%	4.06%	3.89%	4.05%	4.11%
Portfolio turnover	22.40%	30.57%	27.38%	20.98%	20.03%

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds — 100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
74.28% of Net Assets

Region IV Financial Corporation MS Greentree Apts - Series A	5.550	08/01/2010	Aa2	$ 10,000	$ 10,007
Gautier Mississippi Utilities District	6.375	03/01/2019	Aaa/AAA*	10,000	10,305
Hinds County MS Revenue Refunding-Mississippi Methodist Hospital	5.600	05/01/2012	Aaa/AAA*	5,000	5,408
Jackson County MS Pollution Control Revenue	5.650	11/01/2023	Aaa/AAA*	30,000	30,027
Jackson MS Public School District Limited Tax Notes	5.375	10/01/2020	Aaa/NR	20,000	20,297
Jackson MS Water & Sewer System Revenue	5.250	09/01/2020	Aaa/AAA*	50,000	50,128
Madison County MS School District - Series A	5.250	09/01/2020	Aaa/AAA*	25,000	25,064
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	AAA*	10,000	10,217
MS Business Financial Corporation Mississippi Water Pollution Control	5.650	11/01/2023	Aaa/AAA*	10,000	10,000
MS Business Financial Corporation Pollution Control Revenue	5.500	02/01/2026	Aaa/AAA*	10,000	10,040
MS Development - Madison County Road & Bridge Project	5.250	06/01/2023	Aaa	50,000	49,804
MS Development Bank Special Obligation Madison County	5.250	06/01/2024	Aaa	50,000	49,734
MS Development Bank Special Obligation Flowood Revenue Project	5.625	11/01/2019	Aaa/AAA*	10,000	10,291
MS Development Bank Special Obligation Natchez Convention Center	5.800	07/01/2019	Aaa/AAA*	25,000	26,880
MS Development Bank Special Obligation Gulfport Water Sewer	5.625	07/01/2024	Aaa/AAA*	55,000	56,455
MS Development Bank Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aaa/AAA*	10,000	10,612
MS Development Bank Special Obligation Desoto County	5.900	07/01/2021	AAA	5,000	5,306
MS Development Bank Special Obligation Rankin County	5.400	07/01/2014	Aaa/AAA*	10,000	10,412
MS Development Bank Special Obligation Meridian Community	5.500	07/01/2016	AAA*	30,000	31,038
MS Hospital Equipment & Facilities Singing River Hospital	5.500	03/01/2023	Aaa/AAA*	60,000	60,272
MS Hospital Equipment and Facilities Forrest County	5.500	01/01/2024	Aaa/AAA*	20,000	20,047
Ms Development Bank Special Obligation Culkin Water District	5.800	07/01/2018	Aaa/AAA*	25,000	26,340
Southern MS University Educational Building Corporation	5.750	03/01/2021	Aaa	10,000	10,487
Tupelo MS Public School District	5.375	11/01/2015	Aaa/AAA*	20,000	20,541
University MS Educational Building - Stadium A	5.500	12/01/2017	Aaa/AAA*	5,000	5,141
Walnut Grove Correctional Authority Certificates of Partcipation	6.000	11/01/2019	Aaa/AAA*	15,000	16,211
Winston County MS Urban Renewal Revenue	5.150	12/01/2017	AAA*	15,000	15,138

					606,202
GENERAL OBLIGATION BONDS
12.61% of Net Assets
Biloxi MS Tax Increment - LTD Obligation - Series A	5.900	10/01/2019	A*	35,000	36,244
Horn Lake Special Assessment Improvement Bonds-Desoto	5.400	04/15/2020	A–*	25,000	25,258
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/01/2021	A2	20,000	20,569
MS Development Bank Special Obligation Adams County Juvenile	5.900	07/01/2017	A*	10,000	10,547
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,314

					102,932
MUNICIPAL UTILITY REVENUE BONDS
9.23% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	AAA/Aaa*	15,000	15,375
MS Development Bank Special Obligation-Bay St Louis	5.375	07/01/2014	A*	10,000	10,234
MS Development Bank Special Obligation Okolona Electric	5.350	07/01/2021	A*	50,000	49,697

					75,306
PUBLIC FACILITIES REVENUE BONDS
1.29% of Net Assets
Mississippi Development Bank Special Obligation - Southaven	6.200	03/01/2020	A*	10,000	10,535

					10,535

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds — 100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

STATE AND LOCAL MORTGAGE REVENUE BONDS
1.27% of Net Assets
MS Home Corporation Single Family Revenue Mortgage Series A	5.350	12/01/2014	Aaa	$ 10,000	$ 10,363

					10,363

Total Investments (cost $782,868)(a) – 98.68% of Net Assets					$ 805,338

* Standard and Poor's Corporation
All other ratings by Moody's Investors Service, Inc.
NR Not Rated
# Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$ 23,640
Unrealized depreciation	(1,170)

Net unrealized appreciation	$ 22,470

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS— MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001

ASSETS:
Investments in securities, at value (Cost: $782,868)		$805,338
Interest receivable		16,275
Receivable from Advisor		3,996

Total assets		825,609

LIABILITIES:
Payable for:
Distributions	$ 8,377
Transfer agent	829
Other fees	283

Total liabilities		9,489

NET ASSETS:
Capital		793,650
Net unrealized appreciation in value of investments		22,470

Net assets at value		$816,120

NET ASSET VALUE, offering price and redemption price per share ($816,120 / 75,349 shares outstanding)		$ 10.83

STATEMENT OF OPERATIONS

For the year ended June 30, 2001

Net investment income:
Interest income	$ 25,158

Expenses:
Investment advisory fees	2,334
Transfer agent	700
Professional fees	1,757
Trustee fees	40
Other expenses	464

Total expenses	5,295
Expenses reimbursed by Investment Advisor	(4,300)

Net investment income	24,163

Net realized and unrealized gain on investments	15,611

Net increase in net assets resulting from operations	$ 39,774

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended June 30, 2001 and the six months ended December 31, 2000

Increase in net assets:	Year ended 06/30/01	Six months 06/30/00
Operations:
Net investment income	$ 24,163	$ 4,575
Net realized gain on investments	—	—
Net increase in unrealized appreciation	15,611	6,859

Net increase in net assets resulting from operations	39,774	11,434
Distributions to shareholders from net investment income	(24,163)	(4,575)
Net fund share transactions	562,198	231,452

Total increase	577,809	238,311

Net assets:
Beginning of year	238,311	—

End of year	$816,120	$238,311

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS— MISSISSIPPI TAX-FREE INCOME SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

	For the year ended 06/30/01	For the period 1/1/2000 to 6/30/2000(a)
Net Asset Value, beginning of year	$10.35	$10.00

Income From Investment Operations:
Net investment income	0.55	0.27
Net gains (losses) on securities (both realized and unrealized)	0.48	0.35

Total from investment operations	1.03	0.62

Less Distributions:
Distributions (from net investment income)	(0.55)	(0.27)

Net asset value, end of year	$10.83	$10.35

Total return	10.19%	6.24	% (c)
Net assets, end of period (in thousands):	$ 816	$ 238
Ratio of expenses to average net assets	0.21%	0.50	% (b)
Before expense reimbursement	1.13%	3.35	% (b)
Ratio of net investment income to
average net assets	4.26%	2.45	% (b)
After expenses reimbursement	5.18%	5.31	% (b)
Portfolio turnover	0.00%	0.00%

(a)  Commencement of operations January 1, 2000.
(b)  Annualized
(c)  Total return is not annualized.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
39.68% of Net Assets

Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	Aaa/AAA*	$ 500,000	$ 497,760
Craven NC Regional Medical Authortiy Health Care Facilities	5.625	10/01/2017	Aaa/AAA*	10,000	10,259
Cumberland County NC Certificates of Participation	5.000	12/01/2018	Aaa/AAA*	500,000	501,840
Cumberland County Hospital Facilities Revenue	5.250	10/01/2019	A3/AA*	1,000,000	995,260
Dare County NC Utility System Revenue	5.250	06/01/2018	Aaa/AAA*	250,000	254,803
Dare County NC Certificates of Participation	5.125	06/01/2018	Aaa/AAA*	500,000	506,440
Elizabeth City NC Housing Developement Mortgage Revenue	6.125	04/01/2023	Aa	140,000	145,299
Fayetteville NC Public Works Community Revenue	5.100	03/01/2015	Aaa/AAA*	400,000	407,084
Gaston County NC Certificates of Participation Public Facilities	5.250	12/01/2016	Aaa/AAA*	850,000	880,048
Gastonia NC Combined Utilities Systems Revenue	5.625	05/01/2019	Aaa/AAA*	500,000	527,595
Greenville NC Housing Developement Corp Series A	5.800	07/01/2024	Aaa/AAA*	40,000	40,838
New Hanover County NC Certificates of Participation	5.000	12/01/2017	Aaa/AAA*	250,000	250,840
New Hanover County NC Hospital Revenue	5.750	10/01/2026	Aaa/AAA*	100,000	103,157
New Hanover County NC Hospital Revenue	5.000	10/01/2019	Aaa/AAA*	1,110,000	1,095,526
NC Eastern Municipal Power Agency Power System Revenue	5.750	01/01/2019	Aaa/AAA*	100,000	101,112
NC Eastern Municipal Power Agency Power System Revenue	5.700	01/01/2015	Aaa/AAA*	345,000	368,122
NC Eastern Municipal Power Agency Power System Refunding	5.375	01/01/2024	Aaa/AAA*	1,000,000	1,008,480
NC Central University Housing System Revenue	5.800	11/01/2018	Aaa/AAA*	50,000	53,090
NC Central University Housing System Revenue	5.800	11/01/2020	Aaa/AAA*	60,000	63,442
NC Medical Care Community Hospital Revenue-High Point	5.000	10/01/2019	Aaa/AAA*	500,000	492,315
NC Medical Care Community Hospital Revenue-St Joseph	5.100	10/01/2014	AAA/Aaa*	5,000	5,162
NC Medical Care Community Hospital Revenue-Stanly Hospital	5.375	10/01/2014	Aaa/AAA*	50,000	51,740
NC Medical Care Community Hospital Revenue-Wilson Memorial	5.625	11/01/2018	Aaa/AAA*	80,000	82,858
NC Municipal Power Agency No. 1 Catawba Electric Revenue	5.000	01/01/2015	Aaa/AAA*	5,000	5,032
NC Municipal Power Agency No. 1 Catawba Electric Revenue	5.750	01/01/2020	Aaa/AAA*	50,000	50,638
NC Municipal Power Agency No. 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*	500,000	506,995
NC Municipal Power Agency No. 1 Catawba Electric Revenue	5.500	01/01/2014	Aaa/AAA*	250,000	268,503
Pitt County NC Certificates of Participation Public Facilities	5.850	04/01/2017	Aaa/AAA*	100,000	107,947
Randolph County NC Certificates of Participation	5.750	06/01/2022	Aaa/AAA*	500,000	525,965
Union County NC Enterprise System Revenue	5.500	06/01/2021	AAA/Aaa*	245,000	252,081
University of NC at Wilmington Dorm & Dining System Revenue	5.400	01/01/2018	Aaa/AAA*	120,000	124,799
Winston Salem NC State University Revenue Student Services	5.400	06/01/2012	Aaa/AAA*	10,000	10,460

					10,295,490
HOSPITAL AND HEALTHCARE REVENUE BONDS 24.98% of Net Assets
Charlotte/Mecklenburg NC Health Care System	5.750	01/15/2021	Aa3/AA*	250,000	256,145
Charlotte/Mecklenburg NC Health Care System	5.875	01/15/2026	Aa3/AA*	50,000	51,321
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	A3/A-*	1,000,000	948,170
NC Medical Care Community Hospital Revenue-Baptist Hospital	6.375	06/01/2014	Aa3/AA*	45,000	46,699
NC Medical Care Community Hospital Revenue-Baptist Hospital	6.000	06/01/2022	Aa/AA*	45,000	45,743
NC Medical Care Community Hospital Revenue-Carolina Medicorp	5.500	05/01/2015	Aa3/AA*	70,000	70,744
NC Medical Care Community Hospital Revenue-Duke University Hospital	5.000	06/01/2018	Aa3/AA*	300,000	291,972
NC Medical Care Community Hospital Revenue-Duke University Hospital	5.250	06/01/2017	Aa3/AA*	900,000	903,051
NC Medical Care Community Hospital Revenue-Duke University Hospital	5.250	06/01/2021	Aa3/AA*	150,000	150,185
NC Medical Care Community Hospital Revenue-Gaston Memorial	5.500	02/15/2019	A1/A+*	150,000	150,732
NC Medical Care Community Hospital Revenue-Pitt County	5.250	12/01/2013	Aa3/AA*	800,000	822,720
NC Medical Care Community Hospital Revenue-Pitt County	5.000	12/01/2018	Aa3/AA-*	500,000	490,295
NC Medical Care Community Hospital Revenue-Presbyterian	5.500	10/01/2014	A1/AA-*	35,000	35,607
NC Medical Care Community Hospital Revenue-Presbyterian	5.500	10/01/2020	A1/AA-*	1,100,000	1,109,845
NC Medical Care Community Hospital Revenue-Rex Hospital	5.000	06/01/2017	Aaa/AAA*	500,000	497,265
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2017	Aaa/AAA*	500,000	507,900
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2019	Aa1/AA*	105,000	103,684

					6,482,078

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
STATE AND LOCAL MORTGAGE REVENUE BONDS
8.48% of Net Assets
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	$ 100,000	$ 101,618
NC Housing Finance Agency Single Family Revenue Series Y	6.300	09/01/2015	Aa/AA*	120,000	129,917
NC Housing Finance Agency Single Family Revenue Series II	6.200	03/01/2016	Aa2/AA*	80,000	84,409
NC Housing Finance Agency Single Family Revenue Series KK	5.875	09/01/2017	Aa2/AA+*	90,000	93,483
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	100,000	102,353
Raleigh NC Housing Authority Multifamily Cedar Point Apts	5.800	11/01/2019	BB	2,000,000	1,588,000
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	Aa2*	100,000	101,898

					2,201,678

CERTIFICATES OF PARTICIPATION REVENUE BONDS
6.78% of Net Assets
Charlotte NC Certificates of Participation Law Project	5.375	06/01/2013	Aa1/AA*	100,000	103,182
Charlotte NC Certificates of Participation Convention Facilities	5.500	12/01/2020	Aa2/AA+*	700,000	732,179
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa2/AA*	400,000	402,324
Pitt County NC Certificates of Participation School Facilities	5.500	04/01/2020	Aaa/AAA*	500,000	520,985

					1,758,670

MUNICIPAL UTILITY REVENUE BONDS
5.71% of Net Assets
Greenville NC Enterprise System Revenue	6.000	09/01/2010	A1/A+*	100,000	106,762
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Aaa/AAA*	150,000	152,553
Orange NC Water and Sewer Revenue	5.200	07/01/2016	Aa2/AA*	210,000	216,340
Winston Salem NC Water & Sewer System Revenue	5.125	06/01/2020	Aa2/AAA*	1,000,000	1,004,520

					1,480,175

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.80% of Net Assets
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2018	AA*	600,000	621,300
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2028	AA*	630,000	623,637

					1,244,937

RENTALS/MUNICIPAL LEASE BONDS
3.80% of Net Assets
Raleigh Durham NC Airport Revenue	5.000	11/01/2020	Aaa	1,000,000	985,310

					985,310

PREREFUNDED BONDS
2.05% of Net Assets
Forsyth County NC General Obligation Public Improvement	5.600	08/01/2009	Aa1/AAA*	5,000	5,194
Greensboro NC Coliseum Complex Improvement	5.700	12/01/2010	A1/AA*	55,000	61,403
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	AAA/BBB*	15,000	16,807
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	Aaa/AAA*	325,000	345,517
University of NC at Chapel Hill Hospital Revenue	6.000	02/15/2024	Aa/AA*	100,000	104,048

					532,969

VARIABLE RATE BONDS
.96% of Net Assets
University of NC at Chapel Hill Hospital Revenue	3.300	02/15/2031	A1/AA*	250,000	250,000

					250,000

The accompanying notes are an integral part of the financial statements

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
PUBLIC FACILITIES REVENUE BONDS
.24% of Net Assets
Shelby NC Combined Enterprise System Revenue	5.625	05/01/2014	Baa1/A–*	$20,000	$ 20,462
Shelby NC Combined Enterprise System Revenue	5.625	05/01/2014	Baa1/A–*	40,000	40,924

					61,386

Total Investments (cost $25,229,072)(a) – 97.48% of Net Assets					$25,292,693

*	Standard and Poor’s Corporation
**	Fitch Rating Service
All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$ 474,566
Unrealized depreciation	(410,945)

Net unrealized appreciation	$ 63,621

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001

ASSETS:
Investments in securities, at value (Cost $25,229,072)		$25,292,693
Cash		645,294
Interest receivable		314,340

Total assets		26,252,327

LIABILITIES:
Payable for:
Distributions	$ 290,775
Fund shares redeemed	5,412
Management fee	7,459
Transfer agent	3,046
Other fees	235

Total liabilities		306,927

NET ASSETS:
Net assets consist of:
Capital		$26,011,949
Net accumulated realized losses on investment transactions		(130,170)
Net unrealized appreciation in value of investments		63,621

Net assets at value		$25,945,400

NET ASSET VALUE, offering price and redemption price per share ($25,945,400 / 2,441,448 shares outstanding)		$ 10.63

STATEMENT OF OPERATIONS
For the year ended June 30, 2001

Net investment income:
Interest income	$1,242,545

Expenses:
Investment advisory fees	119,012
Transfer agent	34,563
Professional fees	4,025
Trustee fees	2,257
Other expenses	7,766

Total expenses	167,623
Expenses reimbursed by Investment Advisor	(36,710)

Net investment income	1,111,632

Realized and unrealized gain on investments
Net realized gain	18,383
Net increase in unrealized appreciation	853,455

Net realized and unrealized gain on investments	871,838

Net increase in net assets resulting from operations	$1,983,470

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2001 and 2000

	2001	2000
Increase in net assets:
Operations:
Net investment income	$ 1,111,632	$ 986,912
Net realized gain/(loss) on investments	18,383	(118,443)
Net increase/(decrease) in unrealized appreciation	853,455	(584,892)

Net increase in net assets resulting from operations	1,983,470	283,577
Distributions to shareholders from:
Net capital gains	0	(30,111)
Net investment income	(1,111,632)	(986,912)
Net fund share transactions	3,413,383	2,937,281

Total increase	4,285,221	2,203,835
Net assets:
Beginning of year	21,660,179	19,456,344

End of year	$25,945,400	$21,660,179

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

	For the years ended June 30,
	2001	2000	1999	1998	1997
Net asset value, beginning of year	$ 10.21	$ 10.61	$ 10.82	$10.33	$ 9.88

Income from investment operations:
Net investment income	0.50	0.51	0.50	0.53	0.54
Net gains/(losses) on securities, both realized and unrealized	0.42	(0.40)	(0.20)	0.49	0.45

Total from investment operations	0.92	0.11	0.30	1.02	0.99
Less distributions:
Distributions from capital gains	0.00	(0.01)	(0.01)	0.00	0.00
Distributions from net investment income	(0.50)	(0.50)	(0.50)	(0.53)	(0.54)

Net asset value, end of year	$ 10.63	$ 10.21	$ 10.61	$10.82	$10.33

Total return	9.09%	1.07%	2.71%	9.99%	10.21%
Net assets, end of year (in thousands)	$25,945	$21,660	$19,456	$9,911	$3,586
Ratio of expenses to average net assets	0.55%	0.55%	0.45%	0.33%	0.25%
Before expense reimbursement	0.71%	0.72%	0.77%	0.76%	0.81%
Ratio of net investment income to average net assets	4.55%	4.76%	4.43%	4.47%	4.72%
After expense reimbursement	4.71%	4.92%	4.74%	4.90%	5.29%
Portfolio turnover	19.71%	16.14%	11.70%	16.77%	24.13%
DUPREE MUTUAL FUNDS - NORTH CAROLINA SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds—100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
39.05% of Net Assets
Asheville NC Certificates of Participation Series:A	4.600	06/01/2005	Aaa/AAA*	$50,000	$ 51,702
Asheville NC Certificates of Participation Series B	4.300	06/01/2002	Aaa/AAA*	25,000	25,362
Catawba County NC Hospital Revenue Catawba Memorial Hospital	4.000	10/01/2003	Aaa	110,000	111,871
Coastal Regualtion Solid Waste Management Authority NC	4.250	06/01/2005	Aaa/AAA*	125,000	127,851
Cumberland County NC Hospital Facility Revenue	5.000	10/01/2006	A3/AA*	150,000	155,024
Elizabeth City NC Housing Mortgage Corporation Virginia Dare Apartments	6.500	01/01/2005	Aaa/AAA*	105,000	110,608
Johnston County NC Finance Corporation School & Museum Project	4.650	08/01/2008	Aaa/AAA*	200,000	206,948
New Hanover County NC Regional Medical Center Hospital Revenue	4.250	10/01/2009	Aaa/AAA*	100,000	99,650
NC Medical Care Community Hospital-High Point Health System	4.400	10/01/2003	Aaa/AAA*	50,000	51,261
NC Medical Care Community Hospital Wilson Memorial Hospital	4.900	11/01/2007	Aaa/AAA*	75,000	78,486
North Carolina Medical Care Community Hospital Wayne Memoral	4.250	10/01/2006	Aaa	100,000	101,596
NC Municipal Power Agency No 1 Catawba Electric	5.100	01/01/2007	Aaa/AAA*	125,000	130,416
North Carolina Municipal Power Agency Catawba Electric	6.000	01/01/2007	Aaa/AAA*	200,000	218,764
Pitt County NC Certificates of Participation	5.500	04/01/2002	Aaa/AAA*	70,000	71,447
Pitt County NC Certificates of Participation School Facilities	4.750	04/01/2010	Aaa/AAA*	100,000	102,586
Wilkes County NC Refinancing	5.250	06/01/2006	Aaa/AAA*	250,000	260,136

					1,903,708
HOSPITAL AND HEALTHCARE REVENUE BONDS
32.40% of Net Assets
Charlotte-Mecklenburg Hospital Authority NC Health Care System	5.400	01/15/2007	Aa3/AA*	200,000	210,042
Charlotte-Mecklenberg Hospital Authority NC Health Care System	6.000	01/01/2003	Aa3/AA*	150,000	154,580
Cumberland County NC Hospital Facility Revenue	4.100	10/01/2003	A3/A-*	175,000	174,356
Cumberland County NC Hospital Facility Revenue	4.500	10/01/2007	A3/A-*	200,000	202,928
NC Community Health Care Facility Duke Hospital	4.100	06/01/2005	Aa3/AA*	100,000	98,891
NC Medical Care Community Health Care Facility Duke University	4.500	06/01/2007	Aa3/AA*	200,000	201,544
North Carolina Medical Care Community Hospital- Scotland Memoral	5.375	10/01/2011	AA*	60,000	61,975
NC Medical Care Community Hospital-Presbytarian Health	5.000	10/01/2002	A1/NR	40,000	40,719
NC Medical Care Community Hospital-Presbytarian Health	5.350	10/01/2001	A1/AA-*	25,000	25,164
NC Medical Care Community Hospital Gaston Memorial	4.900	02/15/2003	A1/A+*	150,000	153,600
NC Medical Care Community Hospital Gaston Memorial	5.250	02/15/2007	A1/A+*	50,000	52,681
NC Medical Care Community Hospital— Southeastern	5.000	06/01/2003	A/A*	200,000	203,103

					1,579,583
GENERAL OBLIGATION BONDS
12.72% of Net Assets
Caldwell County NC General Obligation	6.000	02/01/2005	A1/A*	50,000	51,126
Durham NC Certificates of Participation	5.100	06/01/2005	Aa1/AA+*	100,000	105,176
NC State General Obligation	5.000	06/01/2003	Aaa/AAA*	50,000	51,730
NC State General Obligation Series A	4.750	04/01/2006	Aaa/AAA*	200,000	208,450
Wake County NC General Obligation	4.600	03/01/2011	Aaa/AAA*	200,000	203,743

					620,225
PREREFUNDED BONDS
6.83% of Net Assets
Charlotte NC Water & Sewer General Obligation	6.200	06/01/2016	Aaa/AAA*	100,000	105,106
Charlotte NC Certificates of Participation Convention Center	6.750	12/01/2021	Aaa/AAA*	200,000	207,318
Franklin County NC Certificates of Participation Jail & School	6.000	06/01/2002	Aaa/AAA*	15,000	15,438
Pitt County NC Revenue-Pitt County Memorial Hospital	6.900	12/01/2021	Aaa/AA-*	5,000	5,186

					333,048
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.15% of Net Assets
NC Education Facility Finance Agency (St Augustine College)	4.450	10/01/2002	AA*	100,000	101,559
University of NC Utility System Revenue	4.900	08/01/2003	Aa1/AA*	50,000	51,744

					153,303
MUNICIPAL UTILITY REVENUE BONDS
1.47% of Net Assets
Winston-Salem NC Water & Sewer Revenue Refunding	4.300	06/01/2003	Aa2/AAA*	70,000	71,541

					71,541

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS – NORTH CAROLINA SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

STATE AND LOCAL MORTGAGE REVENUE
.62% of Net Assets
NC Housing Finance Agency Single Family	4.750	03/01/2002	Aa/AA*	$30,000	$ 30,273

					30,273

Total Investments (cost $4,613,630)(a) – 96.24% of Net Assets					$4,691,681

*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.
NR Not Rated
#	Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$90,560
Unrealized depreciation	(12,509)

Net unrealized appreciation	$78,051

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001

ASSETS:
Investments in securities,at value (Cost: $4,613,630)		$ 4,691,681
Cash		133,863
Receivable from investments sold		30,000
Interest receivable		59,413

Total assets		4,914,957
LIABILITIES:
Payable for:
Distributions	$ 14,911
Fund shares redeemed	20,000
Investment advisor	816
Transfer agent	599
Other fees	3,713

Total liabilities		40,039

NET ASSETS:
Capital		4,829,546
Net accumulated realized losses on investment transactions		(32,679)
Net unrealized appreciation in value of investments		78,051

Net assets at value		$ 4,874,918

NET ASSET VALUE offering price and redemption price per share
($4,874,918 / 475,801 shares outstanding)		$ 10.25

STATEMENT OF OPERATIONS For the year ended June 30, 2001
Net investment income:
Interest income	$201,069

Expenses:
Investment advisory fees	22,812
Transfer agent	6,844
Professional fees	2,121
Trustee fees	434
Other expenses	3,442

Total expenses	35,653
Expenses reimbursed by Investment Advisor	(13,753)

Net investment income	179,169

Realized and unrealized gain on investments
Net realized loss	(341)
Net increase in unrealized depreciation	139,820

Net realized and unrealized loss on investments	139,479

Net increase in net assets resulting from operations	$318,648

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS – NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF CHANGES IN NET ASSETS
For the years ended June 30, 2001 and 2000

	2001	2000

Increase in net assets:
Operations:
Net investment income	$ 179,169	$ 171,257
Net realized loss on investments	(341)	(27,157)
Net increase/(decrease) in unrealized appreciation	139,820	(39,253)

Net increase in net assets resulting from operations	318,648	104,847
Distributions to shareholders from net investment income	(179,169)	(171,257)
Net fund share transactions	489,088	374,660

Total increase	628,567	308,250
Net assets:
Beginning of year	4,246,351	3,938,101

End of year	$ 4,874,918	$ 4,246,351

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

	For the years ended June 30,

	2001	2000	1999	1998	1997

Net Asset Value, beginning of year	$ 9.94	$ 10.09	$ 10.24	$ 10.12	$ 9.99

Income From Investment Operations:
Net investment income	0.40	0.39	0.39	0.40	0.41
Net gains (losses) on securities
(both realized and unrealized)	0.31	(0.15)	(0.15)	0.12	0.13

Total from investment operations	0.71	0.24	0.24	0.52	0.54
Less Distributions:
Distributions (from net investment income)	(0.40)	(0.39)	(0.39)	(0.40)	(0.41)

Net Asset Value, end of year	$ 10.25	$ 9.94	$ 10.09	$ 10.24	$ 10.12

Total return	7.24%	2.47%	2.35%	5.20%	5.49%
Net assets, end of year (in thousands)	$ 4,875	$ 4,246	$ 3,938	$ 2,194	$ 1,458
Ratio of expenses to average net assets	0.48%	0.48%	0.44%	0.41%	0.23%
Before expense reimbursement	0.78%	0.80%	0.78%	0.86%	0.82%
Ratio of net investment income to average net assets	3.63%	3.62%	3.44%	3.44%	3.46%
After expense reimbursement	3.93%	3.94%	3.78%	3.89%	4.06%
Portfolio turnover	7.29%	25.85%	25.54%	14.89%	17.20%

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

STATE AND LOCAL MORTGAGE REVENUE BONDS
24.68% of Net Assets
Hamilton County TN Multifamily Housing Revenue	6.700	03/01/2021	A*	$ 450,000	$ 465,561
Knoxville TN Development Corp Housing Revenue Clinton Tower	6.600	10/15/2007	A*	350,000	362,705
Knoxville TN Development Corp Housing Revenue Clinton Tower	6.650	10/15/2010	A*	285,000	295,593
Memphis TN Health Education & Housing Board Hunters Trace	6.250	06/01/2013	Aa/AAA*	55,000	55,515
Memphis TN Health Education & Housing Board Riverdale Plaza	6.350	07/20/2028	AAA*	295,000	307,629
Memphis TN Health Education & Housing Board River Trace II	6.250	10/01/2013	Aaa	50,000	52,765
Metropolitan Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A*	200,000	214,760
Metropolitan Nashville & Davidson County TN Hermitage Apts	5.900	02/01/2019	A*	645,000	654,514
Murfreesboro TN Housing Authority Westbrooks Towers Project	5.875	01/15/2010	BBB*	310,000	314,883
Shelby County TN Health Educational & Housing Cameron Kirby	5.900	07/01/2018	A*	3,800,000	3,865,360
Shelby County TN Health Educational & Housing Cameron Kirby	6.000	07/01/2028	A*	500,000	504,420
Shelby County TN Health Educational & Housing Harbour Apts	6.000	04/15/2018	A*	125,000	127,268
Shelby County TN Health Educational & Housing Harbour Apts	6.000	04/15/2024	A*	50,000	50,728
Shelby County TN Health Educational & Housing Harbour Apts	5.750	04/15/2011	A*	100,000	102,028
Shelby County TN Health Educational & Housing Windsor Apts	6.750	10/01/2017	AA*	355,000	372,306
TN Housing Development Agency Homeownership Program	6.700	07/01/2012	Aa2/AA*	85,000	88,188
TN Housing Development Agency Homeownership Program	5.850	01/01/2011	Aa2/AA*	200,000	212,768
TN Housing Development Agency Homeownership Program	5.500	07/01/2020	Aa2/AA*	2,000,000	2,029,760
TN Housing Development Agency Mortgage Finance Program	5.700	01/01/2008	AA	100,000	104,164
TN Housing Development Agency Mortgage Finance Program	5.850	07/01/2013	A1/A+*	125,000	129,316
TN Housing Development Agency Mortgage Finance Program	5.900	07/01/2018	A1/A+*	785,000	804,633

					11,114,864
INSURED MUNICIPAL BONDS
22.94% of Net Assets
Chattanooga/Hamilton County TN Hospital Revenue Erlanger	5.625	10/01/2018	Aaa/AAA*	30,000	30,604
Clarksville TN Water Sewer & Gas Refunding & Improvement	6.250	02/01/2018	Aaa/AAA*	200,000	205,720
Clarksville TN Water Sewer & Gas Revenue	5.650	02/01/2017	Aaa	200,000	209,530
Franklin TN Industrial Development Board Landings Apartment	5.550	10/01/2008	Aaa/AAA*	50,000	53,905
Franklin TN Industrial Development Board Landings Apartment	5.900	10/01/2016	Aaa/AAA*	800,000	840,312
Gatlinburg TN Public Building Authority Convention Center	6.900	12/01/2012	Aaa/AAA*	90,000	92,871
Greater Tennessee Housing Assistance Refunding	7.250	07/01/2024	Aaa/AAA*	5,000	5,340
Jackson TN Hospital Revenue Refunding & Improvement	5.625	04/01/2015	Aaa/AAA*	310,000	320,655
Knox County/Chapman TN Utility District Water & Sewer	6.000	01/01/2014	Aaa/AAA*	40,000	42,249
Knox County TN Health Educational & Housing Facilities Baptist	5.500	04/15/2017	AAA*	1,315,000	1,363,616
Knox County TN Health Educational & Housing Facilities Ft Sanders	5.650	01/01/2008	Aaa/AAA*	20,000	20,540
Knox County TN Health Educational & Housing Facilities Ft Sanders	6.250	01/01/2013	Aaa/AAA*	10,000	11,299
Knox County TN Health Educational & Housing Facilities Mercy	5.875	09/01/2015	Aaa/AAA*	15,000	16,060
Knox County TN Health Educational & Housing Facilities Mercy	6.000	09/01/2019	Aaa/AAA*	100,000	104,243
Knox County TN Utility District Water & Sewer	5.625	12/01/2019	Aaa	400,000	414,212
Knoxville TN Development Corp Housing Revenue Morningside	6.100	07/20/2020	AAA	500,000	516,315
Lawrence County TN Public Improvements General Obligation	6.300	03/01/2008	Aaa/AAA*	50,000	52,171
Memphis/Shelby County TN Airport Revenue Refunding	5.650	09/01/2015	Aaa/AAA*	55,000	56,745
Metropolitan Nashville & Davidson County TN Adventist System	5.750	11/15/2025	Aaa/AAA*	1,150,000	1,187,030
Metropolitan Nashville & Davidson County TN Stadium Project	5.750	07/01/2014	Aaa/AAA*	100,000	106,162
Metropolitan Nashville & Davidson County TN Stadium Project	5.875	07/01/2021	Aaa/AAA*	350,000	364,256
Metropolitan Nashville & Davidson County TN Airport Series C	6.625	07/01/2007	Aaa/AAA*	30,000	30,604
Metropolitan Nashville & Davidson County TN Airport Series C	6.600	07/01/2015	Aaa/AAA*	120,000	122,417
North Anderson TN Utility District Waterworks Revenue	5.600	01/01/2015	Aaa/AAA*	100,000	104,271
Oak Ridge TN Industrial Development Board Gardens Refunding Revenue	5.250	08/20/2018	Aaa	655,000	659,022
Sevier County TN Public Buildings Auth Solid Waste Facility	5.600	09/01/2015	Aaa/AAA*	100,000	103,432
Shelby County TN Health Educational & Housing Heritage Place	6.900	07/01/2014	Aaa/AAA*	150,000	162,126
Shelby County TN Health Educational & Housing Methodist	5.300	08/01/2015	Aaa/AAA*	740,000	762,526
Shelby County TN Health Educational & Housing Methodist	5.375	04/01/2013	Aaa/AAA*	690,000	717,614
Shelby County TN Health Educational & Housing Methodist	5.000	04/01/2018	Aaa/AAA*	500,000	490,510
Sullivan County TN Health Educational & Housing Holston	5.750	02/15/2013	Aaa/AAA*	130,000	135,017
TN Housing Development Agency Homeownership Program	5.900	07/01/2017	Aaa/AAA*	35,000	35,926
TN Housing Development Agency Mortgage Finance Program	5.900	07/01/2018	Aaa/AAA*	95,000	97,304
TN Housing Development Agency Mortgage Finance Program	5.850	07/01/2013	Aaa/AAA*	100,000	103,050

The accompanying notes are an integral part of the financial statement.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

TN Housing Development Agency Mortgage Finance Program	6.200	07/01/2018	Aaa/AAA*	$ 755,000	$ 793,913

					10,331,567
HOSPITAL AND HEALTHCARE REVENUE BONDS
16.73% of Net Assets
Anderson County TN Health & Educational Facilities Revenue	5.650	07/01/2007	A1	155,000	157,875
Chattanooga TN Health Educational & Housing Revenue	5.000	12/01/2018	Aa2/AA*	1,000,000	972,750
Knox County TN Health Educational & Housing Facilites University	5.750	04/01/2019	Baa1	1,000,000	930,510
Metropolitan Nashville & Davidson County TN Adventist System	6.250	11/15/2015	Baa1/A–*	1,100,000	1,112,397
Metropolitan Nashville & Davidson County TN Modal	5.500	05/01/2023	AA*	1,675,000	1,700,092
Metropolitan Nashville & Davidson County TN Open Arms	5.100	08/01/2016	AA*	1,000,000	992,680
Metropolitan Nashville & Davidson County TN Open Arms	5.100	08/01/2019	AA*	1,660,000	1,586,263
Sumner County TN Health Educational & Housing Sumner Health	7.500	11/01/2014	A–	75,000	82,943

					7,535,510
MUNICIPAL UTILITY REVENUE BONDS
9.64% of Net Assets
Chattanooga TN Electric System Revenue	5.250	09/01/2021	AA*	1,500,000	1,515,105
Clarksville TN Water Sewer & Gas Revenue	5.250	02/01/2018	Aaa	1,000,000	1,018,740
Knoxville TN Gas System Revenue	5.400	03/01/2015	Aa3/AA*	100,000	102,058
Knoxville TN Waste Water System Revenue	5.100	04/01/2018	Aa3/AA*	435,000	436,936
Metropolitan Nashville & Davidson County TN Electric System	5.125	05/15/2021	Aa/AA*	1,085,000	1,084,262
Metropolitan Nashville & Davidson County TN Water & Sewer	5.500	01/01/2016	Aa3/A+*	185,000	185,006

					4,342,107
GENERAL OBLIGATION BONDS
7.76% of Net Assets
Collierville TN General Obligation Improvement	5.900	05/01/2012	Aa3	30,000	31,626
Johnson City TN General Obligation	5.500	05/01/2020	Aaa/AAA*	300,000	307,338
Marion County TN General Obligation	6.000	04/01/2018	Aaa	950,000	1,026,846
Metropolitan Nashville & Davidson County TN General Obligation	5.875	05/15/2026	Aa/AA*	100,000	104,746
Metropolitan Nashville & Davidson County TN Limited Obligation	7.000	09/01/2011	A1/A*	180,000	184,541
Shelby County TN General Obligation	5.625	04/01/2014	Aa3/AA+*	60,000	62,026
Williamson County TN General Obligation	5.375	03/01/2019	Aa1	1,000,000	1,022,310
Wilson County TN General Obligation Refunding	5.100	05/01/2016	AAA	745,000	755,244

					3,494,677
PREREFUNDED BONDS
6.39% of Net Assets
Chattanooga TN General Obligation	6.000	08/01/2011	Aa2/AA-*	110,000	115,843
Franklin TN Industrial Development Board Sussex Downs LTD	6.250	06/01/2007	NR	30,000	33,200
Jackson TN Water & Sewer Revenue	7.200	07/01/2012	Aaa/AAA*	10,000	10,141
Lauderdale County TN General Obligation	6.000	04/01/2013	Aaa/AAA*	20,000	20,881
Memphis TN General Obligation Improvement	5.500	10/01/2010	Aa/AA*	20,000	20,339
Memphis TN Sanitary Sewer System Revenue	5.750	10/01/2014	Aa/AA*	100,000	105,222
Memphis TN Water Revenue	6.000	01/01/2012	Aa/AA*	140,000	144,756
Metropolitan Nashville & Davidson County TN General Obligation	5.625	05/15/2017	Aa/AA*	250,000	265,995
Metropolitan Nashville & Davidson County TN Electric System	5.625	05/15/2014	Aa/AA*	500,000	549,990
Metropolitan Nashville & Davidson County TN Electric System	6.000	05/15/2012	Aa/AA*	30,000	31,408
Metropolitan Nashville & Davidson County TN Vanderbilt	6.000	10/01/2016	Aa3/AA*	130,000	137,500
Metropolitan Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/AAA*	60,000	68,720
Milan TN Special School District	6.750	04/01/2013	Aaa/AAA*	60,000	66,317
Shelby County TN General Obligation Public Improvement Series A	6.000	03/01/2013	Aa/AA+*	30,000	30,924
Shelby County TN General Obligation	5.625	04/01/2014	AA+*	20,000	21,584
Shelby County TN School Building Revenue Series A	5.800	04/01/2019	Aa/AA+*	100,000	106,397
Shelby County TN School Building Revenue Series A	5.900	03/01/2012	Aa/AA+*	10,000	10,298
Shelby County TN School Building Revenue Series A	5.900	03/01/2016	Aa/AA+*	50,000	51,490
Shelby County TN School Building Revenue Series A	5.950	03/01/2017	Aa/AA+*	100,000	103,011
Shelby County TN School Building Revenue Series A	5.950	03/01/2019	Aa/AA+*	40,000	41,204
Shelby County TN School Building Revenue Series B	5.875	03/01/2012	Aa/AA+*	150,000	154,443
Shelby County TN School Building Revenue Series B	6.000	03/01/2013	Aa/AA+*	35,000	36,066
TN Local Development Auth Cmnty Provider Pooled Loan Program	6.250	10/01/2009	A–*	30,000	33,130
TN Local Development Auth Cmnty Provider Pooled Loan Program	6.450	10/01/2014	A–*	40,000	44,352
TN Local Development Auth Cmnty Provider Pooled Loan Program	7.000	10/01/2011	A–*	5,000	5,345
Tennessee School Building Authority Revenue	6.250	05/01/2017	Aa2/AA*	35,000	36,496

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE INCOME SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

Tipton County TN General Obligation High School	6.650	04/01/2014	Aaa/AAA*	$ 30,000	$ 31,436
Williamson County TN Rural School Building Revenue	5.800	03/01/2012	Aa	100,000	106,190
Williamson County TN General Obligation	5.600	09/01/2010	Aa	45,000	48,731
Wilson County TN Certificates of Participation	6.125	06/30/2010	A	410,000	448,179

					2,879,588
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.81% of Net Assets
Metropolitan Nashville & Davidson County TN Belmont University	6.300	12/01/2014	Baa3	10,000	10,648
Metropolitan Nashville & Davidson County TN McKendree	5.125	01/01/2020	AA*	1,700,000	1,703,247

					1,713,895
PUBLIC FACILITIES REVENUE BONDS
2.28% of Net Assets
Putnam County TN School Building Revenue	5.500	04/01/2019	Aaa/A2*	1,000,000	1,026,450

					1,026,450
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
1.15% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2010	AAA*	20,000	24,441
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2009	AAA*	25,000	29,922
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2009	AAA*	25,000	30,194
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2010	AAA*	100,000	121,195
Cookeville TN Industrial Development Board General Hospital	5.625	10/01/2016	A*	200,000	207,140
Maury County TN Pollution Control Revenue Saturn Corp Project	6.500	09/01/2024	A2/A*	100,000	104,967

					517,859
RENTALS / MUNICIPAL LEASE BONDS
1.10% of Net Assets
Memphis/Shelby County TN Airport Special Facilities FedEx	7.875	09/01/2009	Baa/BBB*	120,000	124,298
Memphis/Shelby County TN Airport Revenue Refunding FedEx	6.750	09/01/2012	Baa/BBB*	155,000	161,595
TN Local Development Authority Student Loan Program	5.750	03/01/2011	AA/AA–*	200,000	208,474

					494,367

Total Investments (cost $42,714,481)(a) – 96.48% of Net Assets					$ 43,450,884

* Standard and Poor’s Corporation All other ratings by Moody’s Investors Service, Inc. NR Not Rated # Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$ 983,784
Unrealized depreciation	(247,383)

Net unrealized appreciation	$ 736,401

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001

ASSETS:
Investments in securities, at value (Cost: $42,714,481)		$43,450,882
Cash		1,270,567
Interest receivable		807,445

Total assets		45,528,894
LIABILITIES:
Payable for:
Distributions	$474,324
Management fee	12,677
Transfer agent	4,903
Other fees	2,037

Total liabilities		493,941

NET ASSETS:
Net assets consist of:
Capital		$45,332,580
Net accumulated realized losses on investment transactions		(1,034,028)
Net unrealized appreciation in value of investments		736,401

Net assets at value		$45,034,953

NET ASSET VALUE, offering price and redemption price per share ($45,034,953 / 4,201,165 shares outstanding)		$ 10.72

STATEMENT OF OPERATIONS
For the year ended June 30, 2001

Net investment income:
Interest income	$ 2,313,960

Expenses:
Investment advisory fees	212,689
Transfer agent	57,045
Professional fees	7,807
Trustee fees	4,065
Other expenses	13,807

Total expenses	295,413
Expenses reimbursed by Investment Advisor	(65,709)

Net investment income	2,084,256

Realized and unrealized gain on investments
Net realized loss	(353,798)
Net increase in unrealized appreciation	1,920,848

Net realized and unrealized gain on investments	1,567,050

Net increase in net assets resulting from operations	$ 3,651,306

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2001 and 2000

	2001	2000

Increase in net assets:
Operations:
Net investment income	$ 2,084,256	$ 2,145,261
Net realized loss on investments	(353,798)	(571,354)
Net increase/(decrease) in unrealized appreciation	1,920,848	(1,339,328)

Net increase in net assets resulting from operations	3,651,306	234,579
Distributions to shareholders from:
Net capital gains	0	(6,450)
Net investment income	(2,084,256)	(2,145,261)
Net fund share transactions	2,943,602	(3,644,942)

Total increase/(decrease)	4,510,652	(5,562,074)
Net assets:
Beginning of year	40,524,301	46,086,375

End of year	$45,034,953	$40,524,301

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding:

	For the years ended June 30,
	2001	2000	1999	1998	1997
Net asset value, beginning of year	$ 10.32	$ 10.77	$ 10.97	$ 10.53	$ 10.17

Income from investment operations:
Net investment income	0.52	0.53	0.54	0.54	0.54
Net gains/(losses) on securities, both realized and unrealized	0.40	(0.45)	(0.19)	0.45	0.36

Total from investment operations	0.92	0.08	0.35	0.99	0.90
Less distributions:
Distributions from capital gains	0.00	0.00	(0.01)	(0.01)	0.00
Distributions from net investment income	(0.52)	(0.53)	(0.54)	(0.54)	(0.54)

Net asset value, end of year	$ 10.72	$ 10.32	$ 10.77	$ 10.97	$ 10.53

Total return	9.08%	0.84%	3.03%	9.57%	8.96%
Net assets, end of year (in thousands)	$45,035	$40,524	$46,086	$29,172	$13,678
Ratio of expenses to average net assets	0.54%	0.54%	0.48%	0.44%	0.55%
Before expense reimbursement	0.69%	0.67%	0.69%	0.74%	0.77%
Ratio of net investment income to average net assets	4.75%	4.97%	4.50%	4.64%	4.92%
After expense reimbursement	4.90%	5.09%	4.71%	4.84%	5.15%
Portfolio turnover	22.31%	8.80%	14.76%	12.62%	5.14%

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds— 100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

INSURED MUNICIPAL REVENUE BONDS
29.08% of Net Assets

Chattanooga-Hamilton TN Hospital Authority- Erlanger Medical	5.100	10/01/2001	Aaa/AAA*	$10,000	$ 10,055
Chattanooga-Hamilton TN Hospital Authority- Erlanger Medical	5.125	10/01/2002	Aaa/AAA*	50,000	51,254
Hamilton County TN Industrial Development Lease Revenue	5.500	09/01/2002	Aaa/AAA*	100,000	102,434
Johnson City TN General Obligation	5.250	06/01/2008	Aaa/AAA*	125,000	133,660
Knox County TN Health Education & Housing Facilities Board	5.500	04/15/2011	Baa/AAA	300,000	320,031
Knox County Utility District Water & Sewer Revenue	5.250	12/01/2006	Aaa/AAA*	220,000	232,533
Metropolitan Nashville & Davidson Counties TN Stadium Project	5.000	07/01/2003	Aaa/AAA*	110,000	113,903
Montgomery County TN General Obligation	5.250	05/01/2007	Aaa	400,000	426,000
Oak Ridge TN General Obligation Unlimited	4.500	04/01/2007	Aaa/AAA*	220,000	225,933
Shelby County Tn Methodist Hospital Healthcare Revenue	5.500	04/01/2008	Aaa/AAA*	250,000	267,408
Unicoi County TN General Obligation Unlimited	5.400	04/01/2010	Aaa/AAA*	200,000	215,224

					2,098,435
GENERAL OBLIGATION BONDS
23.75% of Net Assets
Memphins TN General Obligation Capital Outlay Notes	5.375	06/01/2003	Aa2	350,000	364,406
Metropolitan Government Nashville & Davidson County GO	4.600	11/15/2001	Aa/AA*	50,000	50,351
Metropolitan Government Nashville & Davidson County TN	5.125	11/15/2013	Aa2/AA*	300,000	310,926
Rutherford County TN Capital Outlay Notes General Obligation	4.700	04/01/2002	Aa/AA-*	45,000	45,636
Rutherford County TN General Obligation	5.000	04/01/2009	Aa2/AA*	250,000	263,273
Shelby County Tn Public Improvement General Obligation	5.625	06/01/2004	Aa3/AA+*	250,000	265,268
Shelby County TN Public Improvement General Obligation S:A	5.500	04/01/2009	Aa3/AA+*	100,000	108,246
Shelby County Mutli-Family Housing Cameron Kibry-A	4.700	07/01/2002	A*	200,000	202,608
TN State General Obligation	5.000	03/01/2003	Aaa/AA+*	100,000	103,002

					1,713,716
HOSPITAL AND HEALTHCARE REVENUE BONDS
16.65% of Net Assets
Chattanooga TN Catholic Health Initiatives Series A	5.500	12/01/2006	Aa2/AA*	700,000	738,136
Jackson TN Hospital Refunding & Improvement Revenue	4.800	04/01/2002	A1/A+*	60,000	60,834
Knox County TN Health Education & Housing Facilities Board	4.600	04/01/2002	Baa	300,000	301,176
Metropolitan Government Nashville & Davidson Counties TN	4.300	08/01/2004	AA*	100,000	101,179

					1,201,325
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
10.74% of Net Assets
Metropolitan Government Of Nashville & Davidson County Vanderbuilt	5.750	01/01/2008	Aa3/AA*	250,000	273,048
Tennessee State School Board Authority Higher Education Facilities	4.800	05/01/2014	Aa2/AA*	500,000	502,280

					775,328
STATE AND LOCAL MORTGAGE REVENUE
6.76% of Net Assets
Shelby County TN Multi-Family Housing Memphis Series A	5.000	01/01/2009	CCC	240,000	183,036
TN Housing Development Agency Mortgage Finance	5.300	01/01/2003	A1/AA	100,000	101,925
TN Housing Development Mortgage Agency Series A	5.500	01/01/2005	A1/AA	195,000	203,054

					488,015
MUNICIPAL UTILITY REVENUE BONDS
4.24% of Net Assets
Knoxville TN Waste Water System Revenue Refunding	4.500	04/01/2008	Aa3/AA*	300,000	305,757

					305,757
PUBLIC FACILITIES REVENUE BONDS
3.66% of Net Assets
Hardeman County TN Corrctional Facility Revenue	7.000	08/01/2005	A/A*	240,000	264,425

					264,425

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds— 100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value

ESCROWED TO MATURITY BONDS
1.71% of Net Assets
Metro Government Nashville/Davidson County TN Meharry Medical	7.875	12/01/2004	AAA	$110,000	$ 123,750

					123,750
PREREFUNDED BONDS
1.44% of Net Assets
Memphis TN General Obligation	5.600	08/01/2012	Aaa/AAA*	100,000	103,817

					103,817

Total Investments (cost $7,010,222)(a)—98.03% of Net Assets					$7,074,568

* Standard and Poor’s Corporation All other ratings by Moody’s Investors Service, Inc. NR Not Rated # Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$112,237
Unrealized depreciation	(47,891)

Net unrealized appreciation	$ 64,346

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001

ASSETS:
Investments in securities, at value (Cost: $7,010,222)		$ 7,074,568
Cash		240,068
Receivable from investments sold		147,900
Interest receivable		87,938

Total assets		7,550,474
LIABILITIES:
Payable for:
Investment purchased	$ 307,095
Distributions	20,880
Investment advisor	1,653
Transfer agent	816
Other fees	3,779

Total liabilities		334,223

NET ASSETS:
Capital		7,216,277
Net accumulated realized losses on investment transactions		(64,372)
Net unrealized appreciation in value of investments		64,346

Net assets at value		$ 7,216,251

NET ASSET VALUE, offering price and redemption price per share
($7,216,251 / 696,963 shares outstanding)		$ 10.35

STATEMENT OF OPERATIONS
For the year ended June 30, 2001

Net investment income:
Interest income	$308,550

Expenses:
Investment advisory fees	33,373
Transfer agent	10,012
Professional fees	2,517
Trustee fees	641
Other expenses	4,458

Total expenses	51,001
Expenses reimbursed by Investment Advisor	(11,400)

Net investment income	268,949

Realized and unrealized gain on investments
Net realized loss	(7,806)
Net increase in unrealized appreciation	113,407

Net realized and unrealized gain on investments	105,601

Net increase in net assets resulting from operations	$374,550

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2001 and 2000
	2001	2000

Increase in net assets:
Operations:
Net investment income	$ 268,949	$ 272,104
Net realized loss on investments	(7,806)	(36,947)
Net increase/(decrease) in unrealized appreciation	113,407	(56,166)

Net increase in net assets resulting from operations	374,550	178,991
Dividends to shareholders from net investment income	(268,949)	(272,104)
Net fund share transactions	695,170	689,854

Total increase	800,771	596,741
Net assets:
Beginning of year	6,415,480	5,818,739

End of year	$7,216,251	$6,415,480

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding

	For the years ended June 30,
	2001	2000	1999	1998	1997
Net Asset Value, beginning of year	$ 10.18	$ 10.33	$ 10.44	$ 10.32	$ 10.25

Income From Investment Operations:
Net investment income	0.42	0.41	0.39	0.41	0.42
Net gains or losses on securities
(both realized and unrealized)	0.17	(0.15)	(0.11)	0.12	0.07

Total from investment operations	0.59	0.26	0.28	0.53	0.49
Less Distributions:
Distributions (from net investment income)	(0.42)	(0.41)	(0.39)	(0.41)	(0.42)

Net asset value, end of year	$ 10.35	$ 10.18	$ 10.33	$ 10.44	$ 10.32

Total return	5.85%	2.53%	2.67%	5.26%	4.83%
Net assets, end of year (in thousands)	$ 7,216	$ 6,415	$ 5,819	$ 4,745	$ 2,993
Ratio of expenses to average net assets	0.59%	0.60%	0.56%	0.51%	0.47%
Before expense reimbursement	0.76%	0.78%	0.73%	0.81%	0.85%
Ratio of net investment income to average net assets	3.86%	3.78%	3.52%	3.67%	3.67%
After expense reimbursement	4.03%	3.96%	3.69%	3.97%	4.04%
Portfolio turnover	48.90%	28.67%	81.81%	67.59%	24.49%

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES
SCHEDULE OF PORTFOLIO INVESTMENTS
Government Securities and Agencies — 100%
June 30, 2001

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
FEDERAL HOME LOAN BANK
45.72% of Net Assets
Medium Term Note	7.500	10/05/2009	Aaa/AAA*	$1,000,000	$ 1,006,540
Medium Term Note	7.000	08/15/2014	Aaa/AAA*	500,000	526,646
Medium Term Note	7.560	09/01/2004	Aaa/AAA*	150,000	160,500
Medium Term Note	8.170	12/16/2004	Aaa/AAA*	2,000,000	2,189,801
Medium Term Note	7.000	01/29/2016	Aaa	1,195,000	1,171,511

					5,054,998

FEDERAL NATIONAL MORTGAGE ASSOCIATION
41.92% of Net Assets
Medium Term Note	6.950	11/13/2006	AAA/AAA*	1,105,000	1,113,730
Medium Term Note	6.150	03/15/2011	Aaa/AAA*	1,250,000	1,223,638
Medium Term Note	7.280	05/23/2007	Aaa/AAA*	1,000,000	1,023,175
Medium Term Note	5.640	12/10/2008	Aaa/AAA*	300,000	288,105
Medium Term Note	6.160	03/02/2009	Aaa/AAA*	1,000,000	986,072

					4,634,720

STUDENT LOAN MARKETING ASSOCIATION
9.72% of Net Assets
Medium Term Note	7.300	08/01/2012	Aaa/AAA*	1,000,000	1,075,168

					1,075,168

CASH EQUIVALENTS
1.61% of Net Assets
Firstar U.S. Treasury Money Market Fund				178,355	178,355

					178,355

Total Investments (cost $10,676,144)(a)—98.97% of Net Assets					$10,943,241

*	Standard and Poor’s Corporation
**	Fitch Rating Service
All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a) Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$314,958
Unrealized depreciation	(47,861)

Net unrealized appreciation	$267,097

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001

ASSETS:
Investments in securities, at value (Cost: $10,676,144)		$10,943,241
Cash		4,226
Interest receivable		168,766
Prepaid expenses		853

Total assets		11,117,086

LIABILITIES:
Payable for:
Distributions	$ 57,156
Management fee	1,836
Transfer agent	1,377

Total liabilities		60,369

NET ASSETS:
Net assets consist of:
Capital		11,798,320
Net accumulated realized losses on investment transactions		(1,008,700)
Net unrealized appreciation in value of investments		267,097

Net assets at value		$11,056,717

NET ASSET VALUE, offering price and redemption price per share ($11,056,717 / 1,125,053 shares outstanding)		$ 9.83

STATEMENT OF OPERATIONS
For the year ended June 30, 2001

Net investment income:
Interest income		$ 754,541

Expenses:
Investment advisory fees		21,622
Transfer agent		16,217
Professional fees		1,977
Trustee fees		1,034
Other expenses		4,454

Total expenses		45,304

Net investment income		709,237

Realized and unrealized gain/(loss) on investments
Net realized loss		(8,314)
Net increase in unrealized appreciation		444,852

Net realized and unrealized gain on investments		436,538

Net increase in net assets resulting from operations		$ 1,145,775

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended June 30, 2001 and 2000

	2001	2000
Increase in net assets:
Operations:
Net investment income	$709,237	$735,184
Net realized loss on investments	(8,314)	(248,412)
Net increase/(decrease) in unrealized appreciation	444,852	(106,164)

Net increase in net assets resulting from operations	1,145,775	380,608
Distributions to shareholders	(709,237)	(735,184)
Net fund share transactions	452,887	(256,329)

Total increase/(decrease)	889,425	(610,905)
Net assets:
Beginning of year	10,167,292	10,778,197

End of year	$11,056,717	$10,167,292

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	For the years ended June 30,
	2001	2000	1999	1998	1997
Net asset value, beginning of year	$ 9.43	$ 9.73	$ 10.14	$ 9.89	$ 9.85

Income from investment operations:
Net investment income	0.64	0.65	0.64	0.66	0.72
Net gains/(losses) on securities, both realized and unrealized	0.40	(0.30)	(0.41)	0.25	0.04

Total from investment operations	1.04	0.35	0.23	0.91	0.76
Less distributions:
Distributions from net investment income	(0.64)	(0.65)	(0.64)	(0.66)	(0.72)

Net asset value, end of year	$ 9.83	$ 9.43	$ 9.73	$10.14	$ 9.89

Total return	11.29%	3.76%	2.21%	9.47%	7.95%
Net assets, end of period (in thousands)	$11,057	$10,167	$10,778	$9,596	$8,288
Ratio of expenses to average net assets	0.42%	0.41%	0.49%	0.53%	0.50%
Ratio of net investment income to average net assets	6.56%	6.83%	6.32%	6.57%	7.20%
Portfolio turnover	24.94%	33.35%	24.04%	23.49%	40.86%

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2001

1.	Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the "Trust") permits the Trustees to create an unlimited number of series of investment portfolios (each a "Fund" and collectively the "Funds") and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

the Alabama Tax-Free Income Series, a non-diversified portfolio,

the Kentucky Tax-Free Income Series, a diversified portfolio, the Kentucky Tax-Free Short-to-Medium Series, a non-diversified portfolio,

the Mississippi Tax-Free Income Series, a non-diversified portfolio,

the North Carolina Tax-Free Income Series, a non-diversified portfolio, the North Carolina Tax-Free Short-to-Medium Series, a non-diversified portfolio,

the Tennessee Tax-Free Income Series, a diversified portfolio, the Tennessee Tax-Free Short-to-Medium Series, a non-diversified portfolio, and the Intermediate Government Bond Series, a non-diversified portfolio.

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities.

The Intermediate Government Bond Series' investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

	A.	Security Valuation
Securities are valued by using market quotation or obtained from yield data relating to instruments or securities with similar characteristics as determined in good faith under the direction of the Funds' Board of Trustees.

	B.	Security Transactions
Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

	C.	Security Income
Interest income, which includes the amortization of premiums and the accretion of original issue discounts for financial and tax reporting purposes, is recorded on the accrual basis.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2001

1.	Significant Accounting Policies, continued:

	D.	Federal Income Taxes
Each of the Funds is a separate entity for federal income tax purposes. It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the "code") applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2001. Therefore, no federal income tax provision is required.

	E.	Distributions
All of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions to be paid are payable in cash or in additional shares at the net asset value on the payable date. Distributions are payable:

		Monthly for:	the Kentucky Tax-Free Short-to-Medium Series, and
the North Carolina Tax-Free Short-to-Medium Series, and
the Tennessee Tax-Free Short-to-Medium Series, and
the Intermediate Government Bond Series, and

		Quarterly for:	the Alabama Tax-Free Income Series, and
the Kentucky Tax-Free Income Series, and
the Mississippi Tax-Free Income Series, and
the North Carolina Tax-Free Income Series, and
the Tennessee Tax-Free Income Series

Timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

	F.	Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

	G.	Income Recognition
In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of Dupree Mutual Funds does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

The Trustees of the Trust consist of seven individuals, four of whom are not "interested persons" of the Trust as defined in the Investment Company Act of 1940. Three of the Trust's trustees are "interested persons" of the Trust's Investment Advisor and of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree & Company, Inc.

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2001

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued:

The Funds have a contractual agreement with Star Bank, N.A. whereby the bank will provide certain custodial services for $1.00 per year.

Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the management of the Funds' portfolios. The compensation paid to Dupree & Company, Inc. pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series (determined separately) as follows:

Range of Net Assets	$0-$100,000,000	$100,000,001-$150,000,000	$150,000,001+

Alabama Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%
Kentucky Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%
Kentucky Tax-Free Short-to-Medium Series	.50 of 1%	.45 of 1%	.40 of 1%
Mississippi Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%
North Carolina Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%
North Carolina Tax-Free Short-to-Medium Series	.50 of 1%	.45 of 1%	.40 of 1%
Tennessee Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%
Tennessee Tax-Free Short-to-Medium Series	.50 of 1%	.45 of 1%	.40 of 1%
Intermediate Government Bond Series	.20 of 1%	.20 of 1%	.20 of 1%

However, the advisor may voluntarily waive or refund investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses.

For the period ended June 30, 2001 investment advisory fees for:

the Alabama Tax-Free Income Series totaled $3,340; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $5,378 in accordance with the investment advisory agreement, the Mississippi Tax-Free Income Series totaled $2,334; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $4,300 in accordance with the investment advisory agreement, the North Carolina Tax-Free Income Series totaled $119,012; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $36,710 in accordance with the investment advisory agreement, the North Carolina Tax-Free Short-to-Medium Series totaled $22,812; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $13,753 in accordance with the investment advisory agreement, the Tennessee Tax-Free Income Series totaled $212,689; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $65,709 in accordance with the investment advisory agreement, the Tennessee Tax-Free Short-to-Medium Series totaled $33,373; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $11,400 in accordance with the investment advisory agreement, and

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2001

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued:

In addition, each Fund has entered into a shareholder service agreement with Dupree & Company, Inc., the Funds' Transfer Agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 of average net assets and .12% of all amounts in excess of $20,000,000 of average net assets.

3.	Purchases and Sales of Securities

During the period, the cost of purchases and the proceeds from sales of securities for each Series were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$1,142,550	$103,910
Kentucky Tax-Free Income Series	68,152,332	39,646,333
Kentucky Tax-Free Short-to-Medium Series	13,571,669	11,326,656
Mississippi Tax-Free Income Series	560,326	0
North Carolina Tax-Free Income Series	7,447,746	4,573,647
North Carolina Tax-Free Short-to-Medium Series	914,999	321,300
Tennessee Tax-Free Income Series	10,673,904	9,268,371
Tennessee Tax-Free Short-to-Medium Series	3,677,995	3,186,575
Intermediate Government Bond Series	2,809,522	2,629,725

4.	Capital Shares

At June 30, 2001, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2001		Year Ended June 30, 2000

	SHARES	AMOUNT	SHARES	AMOUNT

Shares sold	137,419	$1,489,033	37,521	$378,504

Shares issued for reinvestment from net investment income	2,020	21,717	168	1,710

Shares redeemed	(42,990)	(465,465)	(16,173)	(164,411)

Net increase	96,449	$1,045,285	21,516	$215,803

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2001		Year Ended June 30, 2000

	SHARES	AMOUNT	SHARES	AMOUNT

Shares sold	8,390,504	$61,897,104	9,059,536	$65,847,552

Shares issued for reinvestment from net investment income	1,736,121	12,748,290	1,722,788	12,625,387

Shares redeemed	(4,871,764)	(35,872,473)	(9,627,903)	(69,757,756)

Net increase	5,254,861	$38,772,921	1,154,421	$8,715,183

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2001

4.	Capital Shares, continued:

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2001		Year Ended June 30, 2000

	SHARES	AMOUNT	SHARES	AMOUNT

Shares sold	3,759,209	$19,479,511	5,370,435	$27,545,060

Shares issued for reinvestment from net investment income	284,925	1,470,484	313,257	1,608,716

Shares redeemed	(3,458,472)	(17,870,496)	(6,915,284)	(35,472,536)

Net increase/(decrease)	585,662	$3,079,499	(1,231,592)	$(6,318,760)

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2001		Year Ended June 30, 2000

	SHARES	AMOUNT	SHARES	AMOUNT

Shares sold	89,978	$963,788	33,399	$335,828

Shares issued for reinvestment from net investment income	1,461	15,656	179	1,827

Shares redeemed	(39,124)	(417,246)	(10,544)	(106,203)

Net increase	52,315	$562,198	23,034	$231,452

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2001		Year Ended June 30, 2000

	SHARES	AMOUNT	SHARES	AMOUNT

Shares sold	536,809	$5,711,390	817,085	$8,330,950

Shares issued for reinvestment from net investment income	71,982	759,194	64,143	663,502

Shares issued for reinvestment from capital gains	0	0	2,342	23,908

Shares redeemed	(288,669)	(3,057,201)	(595,732)	(6,081,079)

Net increase	320,122	$3,413,383	287,838	$2,937,281

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2001		Year Ended June 30, 2000

	SHARES	AMOUNT	SHARES	AMOUNT

Shares sold	261,482	$2,643,903	415,570	$4,161,326

Shares issued for reinvestment from net investment income	15,698	158,404	15,153	151,679

Shares redeemed	(228,651)	(2,313,219)	(393,607)	(3,938,345)

Net increase	48,529	$489,088	37,116	$374,660

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2001		Year Ended June 30, 2000

	SHARES	AMOUNT	SHARES	AMOUNT

Shares sold	727,200	$7,772,225	1,196,422	$12,435,654

Shares issued for reinvestment from net investment income	98,186	1,039,289	105,725	1,109,946

Shares issued for reinvestment from capital gains	0	0	483	5,010

Shares redeemed	(552,558)	(5,867,912)	(1,653,436)	(17,195,552)

Net increase/(decrease)	272,828	$2,943,602	(350,806)	$(3,644,942)

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2001		Year Ended June 30, 2000

	SHARES	AMOUNT	SHARES	AMOUNT

Shares sold	479,704	$4,966,908	787,419	$8,068,503

Shares issued for reinvestment from net investment income	17,579	181,108	18,524	189,807

Shares redeemed	(430,468)	(4,452,846)	(738,944)	(7,568,456)

Net increase	66,815	$695,170	66,999	$689,854

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2001		Year Ended June 30, 2000

	SHARES	AMOUNT	SHARES	AMOUNT

Shares sold	148,115	$1,437,753	187,444	$1,786,093

Shares issued for reinvestment from net investment income	45,162	438,627	50,182	476,716

Shares redeemed	(146,179)	(1,423,493)	(267,689)	(2,519,138)

Net increase/(decrease)	47,098	$452,887	(30,063)	$(256,329)

DUPREE MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2001

5.	Federal Income Taxes

At June 30, 2001 the Kentucky Tax-Free Income Series, the Kentucky Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series have capital loss carry forwards which are available to offset future capital gains, if any. The capital loss carry forwards expire as follows:

	KY Tax-Free Income Series	KY Tax-Free Short-to Medium Series	NC Tax-Free Income Series	NC Tax-Free Short-to Medium Series	TN Tax-Free Income Series	TN Tax-Free Short-to Medium Series	Intermediate Government Bond Series

2003	$131,372	$344,195	$—	$—	$—	$—	$664,593
2004	—	10,144	—	1,436	—	807	87,381
2005	—	188,198	—	1,015	—	1,660	—
2006	—	73,155	—	804	—	2,666	—
2007	—	—	—	—	—	—	—
2008	686,889	135,232	112,544	6858	276,976	21,890	209,853
2009	2,355,968	312,672	—	22,226	523,414	37,349	46,873

Net accumulated realized losses	$3,174,229	$1,063,596	$112,544	$32,339	$800,390	$64,372	$1,008,700

For the year ended June 30, 2001, all of the distributions made from net investment income of the Dupree municipal bond funds are tax-exempt for federal income tax purposes.

Capital losses incurred after October 31 ("Post-October" losses) within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. The Funds incurred and will elect to defer net capital losses during fiscal 2001 as follows:

KY Tax-Free Short-to Medium Series	NC Tax-Free Income Series	NC Tax-Free Short-to Medium Series	TN Tax-Free Income Series

$33,449	$17,626	$340	$233,638

To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

[LETTERHEAD OF ERNST & YOUNG ]

Report of Independent Auditors

To the Shareholders and Trustees
Dupree Mutual Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Dupree Mutual Funds (comprised of Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series and Intermediate Government Bond Series) (the Funds) as of June 30, 2001, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series comprising Dupree Mutual Funds at June 30, 2001, the results of their operations for the year then ended, the changes in its net assets and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst &Young LLP

Ernst & Young LLP

August 6, 2001